                        CITISELECT VIP FOLIO 400 GROWTH
                     CITISELECT VIP FOLIO 500 GROWTH PLUS

                7 World Trade Center, New York, New York 10048

                                                                  March 22, 2001

Dear Variable Annuity Contract or Variable Life Insurance Policy Owner:

   Shares of CitiSelect VIP Folio 400 Growth and/or CitiSelect VIP Folio 500 Growth Plus (each, a "CitiSelect Portfolio" and together, the "CitiSelect Portfolios"), each a series of Variable Annuity Portfolios, have been purchased at your direction by your insurance company (your "Insurance Company") through one or more of its separate accounts to fund benefits payable under your variable annuity contract or variable life insurance policy (each, a "variable contract"). Your Insurance Company, as the legal owner of those separate accounts, has been asked to approve an Agreement and Plan of Reorganization whereby substantially all of the assets of the CitiSelect Portfolios will be transferred to the Smith Barney Aggressive Growth Portfolio (the "Smith Barney Portfolio"), a series of Travelers Series Fund Inc., in exchange for shares of the Smith Barney Portfolio. You, as an owner of a variable contract that has an interest in one or more of those separate accounts, are being asked by your Insurance Company for instructions as to how to vote the shares of the CitiSelect Portfolios that are attributable to your variable contract.

   If the Agreement and Plan of Reorganization is approved and consummated, the separate account(s) in which you have an interest will own shares of the Smith Barney Portfolio instead of shares of the CitiSelect Portfolios. Each separate account will receive shares of the Smith Barney Portfolio with an aggregate net asset value equal to the aggregate net asset value of the shares of the CitiSelect Portfolio owned by it prior to the reorganization.

   The Smith Barney Portfolio is advised by SSB Citi Fund Management LLC ("SSB Citi"). SSB Citi, like Citibank, N.A. ("Citibank"), the adviser of the CitiSelect Portfolios, is a subsidiary of Citigroup Inc. Citigroup has proposed the reorganization of each CitiSelect Portfolio into the Smith Barney Portfolio in order to eliminate duplication in the mutual fund investment advisory operations of SSB Citi and Citibank.

   After carefully studying the merits of the proposal, the Board of Trustees of the CitiSelect Portfolios has determined that the reorganization of each CitiSelect Portfolio with the Smith Barney Portfolio will benefit the shareholders of that CitiSelect Portfolio.

   The Smith Barney Portfolio will offer the separate account(s) in which you have an interest a mutual fund with investment objectives and policies that are similar to those of the CitiSelect Portfolios, although there are important differences. The Trustees of the CitiSelect Portfolios believe that combining the assets of the CitiSelect Portfolios with the Smith Barney Portfolio could result in more efficient mutual fund operations due to economies of scale.

   Please read the enclosed materials carefully. Although the Smith Barney Portfolio has investment objectives and policies that are similar to those of the CitiSelect Portfolios, there are important differences. If, after your review of the enclosed materials, you determine that the Smith Barney Portfolio is not an appropriate investment for you, you may want to consider transferring your interest in a CitiSelect Portfolio to another separate account offered by your Insurance Company. Any such transfer will be without charge and will not count as a transfer under the variable contracts that limit allowable transfers. Please consult the prospectus for your variable contract for more information.

   The Board of Trustees of the CitiSelect Portfolios believes that the proposal set forth in the enclosed notice of meeting is important and recommends that you read the enclosed materials carefully and then instruct your Insurance Company to vote for the proposal. Please take a moment now to sign and return the voting instruction form(s) in the enclosed postage-paid envelope. You may also cast your vote by telecopy, via the internet or by telephone as described in the enclosed materials. For more information, please contact your insurance agent. Additional information regarding voting is included in this package with the voting instruction form(s).

                                          Respectfully,
                                          /s/ Heath B. McLendon
                                          Heath B. McLendon
                                          President

WE URGE YOU TO SIGN AND RETURN THE VOTING INSTRUCTION FORM(S) IN THE ENCLOSED POSTAGE-PAID ENVELOPE, OR CAST YOUR VOTE BY TELECOPY, VIA THE INTERNET OR BY TELEPHONE AS DESCRIBED IN THE ENCLOSED MATERIALS.

                        CITISELECT VIP FOLIO 400 GROWTH
                     CITISELECT VIP FOLIO 500 GROWTH PLUS

                7 World Trade Center, New York, New York 10048

                                                                  March 22, 2001

Dear Shareholders:

   You are being asked to vote on an Agreement and Plan of Reorganization whereby substantially all of the assets of the CitiSelect VIP Folio 400 Growth and/or the CitiSelect VIP Folio 500 Growth Plus (each, a "CitiSelect Portfolio" and together, the "CitiSelect Portfolios"), each a series of Variable Annuity Portfolios, will be transferred to the Smith Barney Aggressive Growth Portfolio (the "Smith Barney Portfolio"), a series of Travelers Series Fund Inc., in exchange for shares of the Smith Barney Portfolio.

   If the Agreement and Plan of Reorganization is approved and consummated, you will no longer be a shareholder of your CitiSelect Portfolio(s); you will become a shareholder of the Smith Barney Portfolio. You will receive shares of the Smith Barney Portfolio with an aggregate net asset value equal to the aggregate net asset value of your shares in the CitiSelect Portfolio(s).

   The Smith Barney Portfolio is advised by SSB Citi Fund Management LLC ("SSB Citi"). SSB Citi, like Citibank, N.A. ("Citibank"), the adviser of the CitiSelect Portfolios, is a subsidiary of Citigroup Inc. Citigroup has proposed the reorganization of each CitiSelect Portfolio into the Smith Barney Portfolio in order to eliminate duplication in the mutual fund investment advisory operations of SSB Citi and Citibank.

   After carefully studying the merits of the proposal, the Board of Trustees of the CitiSelect Portfolios has determined that the reorganization of each CitiSelect Portfolio with the Smith Barney Portfolio will benefit the shareholders of that CitiSelect Portfolio.

   The Smith Barney Portfolio will offer CitiSelect shareholders a mutual fund with investment objectives and policies that are similar to those of the CitiSelect Portfolios, although there are important differences. The Trustees of the CitiSelect Portfolios believe that combining the assets of the CitiSelect Portfolios with the Smith Barney Portfolio could result in more efficient mutual fund operations due to economies of scale.

   The Board of Trustees of the CitiSelect Portfolios believes that the proposal set forth in the notice of meeting is important and recommends that you read the enclosed materials carefully and then vote for the proposal. Please take a moment now to sign and return your proxy card(s) in the enclosed postage-paid envelope. You may also cast your vote by telecopy, via the internet or by telephone as described in the enclosed materials. Additional information regarding voting is included with the proxy card(s) in this package.

                                          Respectfully,
                                          /s/ Heath B. McLendon
                                          Heath B. McLendon
                                          President

WE URGE YOU TO SIGN AND RETURN YOUR PROXY CARD(S) IN THE ENCLOSED POSTAGE-PAID ENVELOPE, OR CAST YOUR VOTE BY TELECOPY, VIA THE INTERNET OR BY TELEPHONE AS DESCRIBED IN THE ENCLOSED MATERIALS. YOUR VOTE IS IMPORTANT REGARDLESS OF THE NUMBER OF SHARES YOU OWN.

                        CITISELECT VIP FOLIO 400 GROWTH
                     CITISELECT VIP FOLIO 500 GROWTH PLUS

                             7 World Trade Center
                           New York, New York 10048
                           Telephone: (800) 842-8573

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

   Please take notice that a Special Meeting of Shareholders of the CitiSelect VIP Folio 400 Growth and the CitiSelect VIP Folio 500 Growth Plus (each, a "CitiSelect Portfolio" and together, the "CitiSelect Portfolios"), each a series of Variable Annuity Portfolios, will be held at the offices of Citigroup Asset Management, 7 World Trade Center, Downtown Conference Center, Rooms 2 and 3, New York, New York 10048, on Wednesday, April 18, 2001 at 11:00 a.m., Eastern time, for the following purposes:

       ITEM 1. To consider and act upon a proposal to approve an Agreement and Plan of Reorganization that provides for and contemplates: (1) the transfer of substantially all of the assets and liabilities of each CitiSelect Portfolio to the Smith Barney Aggressive Growth Portfolio (the "Smith Barney Portfolio"), a series of Travelers Series Fund Inc., solely in exchange for shares of the Smith Barney Portfolio; (2) the distribution of the shares of the Smith Barney Portfolio to the shareholders of the CitiSelect Portfolios in liquidation of each CitiSelect Portfolio; and (3) the termination of each CitiSelect Portfolio.

       ITEM 2. To transact such other business as may properly come before the Special Meeting of Shareholders and any adjournments thereof.

   Item 1 is described in the attached Proxy Statement/Prospectus.

   Shares of the CitiSelect Portfolios may only be purchased by insurance company separate accounts to fund benefits payable under certain variable annuity contracts and variable life insurance policies ("variable contracts"). Each insurance company that, through its separate accounts, owns shares of the CitiSelect Portfolios hereby solicits the owners of the variable contracts with interests in those separate accounts for instructions as to how to vote at the Special Meeting of Shareholders and agrees to vote at the Special Meeting of Shareholders and at any adjournment thereof the shares of the CitiSelect Portfolios held by those separate accounts in accordance with those instructions. The Board of Trustees of Variable Annuity Portfolios recommends that you vote in favor of Item 1.

    If you are a shareholder of record on February 20, 2001, you are entitled to vote at the Special Meeting of Shareholders and at any adjournments thereof. If you are a variable contract owner of record on February 20, 2001, you have the right to instruct your insurance company how to vote the shares of each CitiSelect Portfolio that are attributable to your variable contract.

                                          Robert I. Frenkel, Secretary

March 22, 2001

YOUR VOTE IS IMPORTANT. WE WOULD APPRECIATE YOUR PROMPTLY VOTING, SIGNING AND RETURNING THE ENCLOSED PROXY CARD(S), WHICH WILL HELP AVOID THE ADDITIONAL EXPENSE OF A SECOND SOLICITATION. THE ENCLOSED ADDRESSED ENVELOPE REQUIRES NO POSTAGE AND IS PROVIDED FOR YOUR CONVENIENCE. YOU ALSO MAY CAST YOUR VOTE BY TELECOPY, VIA THE INTERNET OR BY TELEPHONE.

                   Prospectus filed pursuant to Rule 497(g),
                        File Nos. 333-55938 and 811-8372

                          PROXY STATEMENT/PROSPECTUS

                                March 22, 2001

                        Relating to the acquisition by
             SMITH BARNEY AGGRESSIVE GROWTH PORTFOLIO, a series of
                          TRAVELERS SERIES FUND INC.
                             7 World Trade Center
                              New York, NY 10048
                           Telephone: (800) 842-8573

                               of the assets of

                      CITISELECT VIP FOLIO 400 GROWTH and
            CITISELECT VIP FOLIO 500 GROWTH PLUS, each a series of
                          VARIABLE ANNUITY PORTFOLIOS
                             7 World Trade Center
                              New York, NY 10048
                           Telephone: (800) 842-8573

   This Proxy Statement/Prospectus is furnished to shareholders of CitiSelect VIP Folio 400 Growth and CitiSelect VIP Folio 500 Growth Plus (each, a "CitiSelect Portfolio" and together, the "CitiSelect Portfolios"), each a series of Variable Annuity Portfolios ("VAP"), in connection with the solicitation of proxies for a Special Meeting of Shareholders of the CitiSelect Portfolios at which shareholders will be asked to consider and approve an Agreement and Plan of Reorganization (the "Plan") between VAP, on behalf of each CitiSelect Portfolio, and Travelers Series Fund Inc. (the "Travelers Fund"), on behalf of its series, the Smith Barney Aggressive Growth Portfolio (the "Smith Barney Portfolio").

   The Plan provides that substantially all of the assets and liabilities of each CitiSelect Portfolio will be transferred to the Smith Barney Portfolio. In exchange for the transfer of these assets and liabilities, each CitiSelect Portfolio will receive shares of the Smith Barney Portfolio. Shares of the Smith Barney Portfolio so received will then be distributed to the shareholders of the CitiSelect Portfolios in complete liquidation of the CitiSelect Portfolios, and each CitiSelect Portfolio will be terminated. As a result of these reorganization transactions, each shareholder of the CitiSelect Portfolios will receive that number of full and fractional shares of the Smith Barney Portfolio having an aggregate net asset value equal to the aggregate net asset value of the shareholder's shares of the CitiSelect Portfolio held on the closing date of the reorganization transaction (the "Reorganization").

   The CitiSelect Portfolios and Smith Barney Portfolio are each series of open-end management investment companies. The investment objectives and policies of the Smith Barney Portfolio are compared to those of the CitiSelect Portfolios in this Proxy Statement/Prospectus. The Smith Barney Portfolio pursues its investment objective by investing primarily in common stocks of companies that the Portfolio's manager believes are experiencing, or will experience, growth in earnings that exceeds the average rate of earnings growth of the companies comprising the S&P 500 Index. The CitiSelect Portfolios are asset allocation funds that pursue their investment objectives by investing primarily in equity securities.

   Please read the enclosed materials carefully. Although the Smith Barney Portfolio has investment objectives and policies that are similar to those of the CitiSelect Portfolios, there are important differences.

If, after your review of the enclosed materials, you determine that the Smith Barney Portfolio is not an appropriate investment for you, you may want to consider transferring your interest in a Citiselect Portfolio to another separate account offered by your insurance company. Any such transfer will be without charge and will not count as a transfer under the variable contracts that limit allowable transfers. Please consult the prospectus for your variable contract for more information.

   This Proxy Statement/Prospectus, which should be retained for future reference, sets forth concisely the information about the Smith Barney Portfolio that a prospective investor should know before investing. For a more detailed discussion of the investment objectives, policies, restrictions and risks of the Smith Barney Portfolio, see the Prospectus for the Smith Barney Portfolio, dated February 28, 2001, as supplemented from time to time, which is included herewith and incorporated herein by reference. This Proxy Statement/Prospectus is also accompanied by the Smith Barney Portfolio's annual report to shareholders for the year ended October 31, 2000 which is incorporated herein by reference. Additional information is set forth in the Statement of Additional Information of the Smith Barney Portfolio, dated February 28, 2001, which is incorporated herein by reference. The Statement of Additional Information of the Smith Barney Portfolio is on file with the Securities and Exchange Commission and is available without charge upon request by writing or calling the Smith Barney Portfolio at the address or telephone number indicated above.

   Additional information is set forth in (a) the Statement of Additional Information relating to this Proxy Statement/Prospectus, dated March 22, 2001,
(b) the Prospectus and Statement of Additional Information of the CitiSelect Portfolios, dated May 1, 2000, and (c) the Annual Report for the fiscal year ended December 31, 2000 relating to the CitiSelect Portfolios. Each of these documents is incorporated herein by reference and is on file with the Securities and Exchange Commission. You may obtain a copy of any of these documents without charge upon request by writing or calling the CitiSelect Portfolios at the address or telephone number indicated above.

   This Proxy Statement/Prospectus is expected to be first sent to shareholders on or about March 22, 2001.


 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROXY STATEMENT/ PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROXY STATEMENT/PROSPECTUS AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE CITISELECT PORTFOLIOS OR THE SMITH BARNEY PORTFOLIO.

                               TABLE OF CONTENTS

                                                                  Page
                                                                ---------
SYNOPSIS.......................................................  1
   Proposed Transaction........................................  1
   Comparison of Investment Objectives and Policies............  1
   Investment Advisory Services and Management Fees............  4
   Overall Expenses............................................  5
   Distribution of Shares and Other Services...................  7
   Purchase Policies and Redemption Information................  7
   Dividends and Other Distributions...........................  8
   Tax Consequences............................................  8

PRINCIPAL INVESTMENTS, RISK FACTORS AND INVESTMENT RESTRICTIONS  9
   Principal Investments and Risk Factors......................  9
   Fundamental Investment Restrictions......................... 14
   Non-Fundamental Investment Restrictions..................... 14

THE PROPOSED TRANSACTION....................................... 15
   Description of the Plan..................................... 15
   Reasons for the Proposed Transaction........................ 16
   Description of the Securities to be Issued.................. 18
   Federal Income Tax Consequences............................. 18
   Liquidation and Termination of the CitiSelect Portfolios.... 20
   Portfolio Securities........................................ 20
   Portfolio Turnover.......................................... 20
   Pro Forma Capitalization.................................... 20
   Performance................................................. 21

VOTING INFORMATION............................................. 22
   General Information......................................... 22
   Quorum; Vote Required to Approve Proposal................... 22
   Outstanding Shareholders.................................... 23

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS.................... 25

OTHER MATTERS.................................................. 26

AGREEMENT AND PLAN OF REORGANIZATION........................... Exhibit A

                                   SYNOPSIS

   The following is a summary of certain information contained in this Proxy Statement/Prospectus regarding the CitiSelect Portfolios and the Smith Barney Portfolio (each, a "Portfolio," and collectively, the "Portfolios") and the proposed Reorganization. This summary is qualified by reference to the more complete information contained elsewhere in this Proxy Statement/Prospectus, the Prospectus of the Smith Barney Portfolio, the Prospectus of the CitiSelect Portfolios and the Plan, the form of which is attached to this Proxy Statement/ Prospectus as Exhibit A. Shareholders of the CitiSelect Portfolios should read this entire Proxy Statement/Prospectus carefully.

Proposed Transaction

   The Board of Trustees of VAP, on behalf of the CitiSelect Portfolios, including a majority of the Trustees who are not "interested persons" of such CitiSelect Portfolios (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) (the "Non-Interested Trustees"), approved the Plan on February 16, 2001. The Plan provides that substantially all of the assets and liabilities of CitiSelect VIP Folio 400 Growth and CitiSelect VIP Folio 500 Growth Plus will be transferred to the Smith Barney Portfolio. In exchange for the transfer of those assets and liabilities, each CitiSelect Portfolio will receive shares of the Smith Barney Portfolio. Shares of the Smith Barney Portfolio so received will then be distributed to the shareholders of the CitiSelect Portfolios in complete liquidation of the CitiSelect Portfolios, and each CitiSelect Portfolio will be terminated. As a result of the Reorganization, each shareholder of the CitiSelect Portfolios will receive that number of full and fractional shares of the Smith Barney Portfolio having an aggregate net asset value equal to the aggregate net asset value of the shareholder's shares of the CitiSelect Portfolios held as of the close of business on the closing date of the Reorganization (the "Closing Date"). The Closing Date is expected to be on or about April 19, 2001 or such other date as the parties may agree in writing.

   For the reasons described below under "The Proposed Transaction--Reasons for the Proposed Transaction," the Board of Trustees of VAP, on behalf of the CitiSelect Portfolios, including a majority of the Non-Interested Trustees, has concluded that the Reorganization is in the best interests of the CitiSelect Portfolios and their shareholders and that the interests of the existing shareholders of the CitiSelect Portfolios will not be diluted as a result of the Reorganization.

   Accordingly, the Trustees recommend approval of the Plan. If the Plan is not approved, the CitiSelect Portfolios will continue in existence unless other action is taken by the Trustees. Such other action may potentially include, but not be limited to, resubmission of the Plan to shareholders or maintaining the status quo.

Comparison of Investment Objectives and Policies

Investment Objectives

   The goal of the CitiSelect VIP Folio 400 Growth is as high a total return over time as is consistent with a primary emphasis on equity securities, and a secondary emphasis on fixed income securities. The goal of the CitiSelect VIP Folio 500 Growth Plus is as high a total return over time as is consistent with a dominant emphasis on equity securities and a small allocation to fixed income securities. The investment objectives of the CitiSelect Portfolios may be changed by the Trustees of VAP without shareholder approval.

   The investment objective of the Smith Barney Portfolio is long-term capital appreciation. The Smith Barney Portfolio invests primarily in equity securities. The investment objective of the Smith Barney Portfolio may not be changed without shareholder approval.

   Please note that there are differences in the Portfolios' investment policies and the manner in which the Portfolios seek to achieve their goals. These differences are discussed in more detail below.

Investment Policies

   Asset Allocation. Each CitiSelect Portfolio is a diversified asset allocation fund that invests in a mix of equity and debt securities. Citibank, N.A. ("Citibank"), the Portfolios' investment manager, allocates the assets of each Portfolio to offer a specified level of return and corresponding amount of risk. Citibank generally allocates between 60% and 80% of the assets of CitiSelect VIP Folio 400 Growth to equity securities and up to 40% of the Portfolio's assets to fixed income securities. CitiSelect VIP Folio 500 Growth Plus is designed to offer the potential for higher returns and a corresponding larger amount of risk than CitiSelect VIP Folio 400 Growth. Accordingly, Citibank generally allocates a larger portion of the assets of CitiSelect VIP Folio 500 Growth Plus to equity investments, typically between 75% and 100%, and a smaller portion of that Portfolio's assets to fixed income investments, typically up to 25%. Cash flows into or out of the Portfolios, or changes in market valuations, however, may produce different results. Citibank monitors the Portfolios' asset mixes daily and conducts quarterly reviews to determine whether to rebalance the Portfolios' investments.

   Citibank may further allocate the Portfolios' equity securities among large cap securities, small cap securities and international securities, and the Portfolios' fixed income securities among U.S. and foreign government and corporate bonds and between high yield (or junk) bonds and investment grade securities. Citibank is not required to allocate the Portfolios' assets among all of these types of equity and fixed income securities at all times.

   The Smith Barney Portfolio is not an asset allocation fund. The Smith Barney Portfolio invests primarily in equity securities. The Portfolio may invest in the securities of large, well-known companies that offer prospects of long term earnings growth. However, a significant portion of the Portfolio's assets are invested in the securities of small to medium sized companies.

   Equity Securities. The CitiSelect Portfolios' equity securities may include common stocks, preferred stocks, securities convertible into common stocks and warrants. Citibank may allocate the Portfolios' equity securities among large cap issuers, small cap issuers and international issuers. These further allocations are intended to maximize returns while managing overall volatility. CitiSelect VIP Folio 500 Growth Plus emphasizes securities of small cap issuers and international issuers to a greater extent than CitiSelect VIP Folio 400 Growth.

   The Smith Barney Portfolio's equity securities may include exchange-traded and over-the-counter common and preferred stocks, warrants, rights, investment grade convertible securities, depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies, real estate investment trusts and equity participations.

   Debt Securities. The CitiSelect Portfolios' fixed income securities may include bonds and short-term notes issued by the U.S. government (or its agencies and instrumentalities), corporate bonds and short-term notes, mortgage-backed securities, asset-backed securities and repurchase agreements. Citibank may allocate the CitiSelect Portfolios' fixed income securities among U.S. and foreign government and corporate bonds and between high yield (or junk) bonds and investment grade securities. These further allocations are intended to maximize returns while managing overall volatility. Neither CitiSelect Portfolio anticipates investing more than 25% of its total assets in junk bonds. Junk bonds may subject the CitiSelect Portfolios to higher risks, as discussed under "Principal Investments, Risk Factors and Investment Restrictions" below.

   The Smith Barney Portfolio's investments in fixed income securities include bonds, notes (including structured notes), mortgage-related and asset-backed securities, convertible securities, Eurodollar and Yankee dollar instruments, preferred stocks and money market instruments.

   Foreign Securities. The CitiSelect Portfolios may invest without limit in foreign securities. The CitiSelect Portfolios emphasize equity securities included in the MSCI EAFE Index, which contains securities of companies located in Europe, Australia and the Far East. The CitiSelect Portfolios also may invest in emerging market equity securities.

   The Smith Barney Portfolio may invest up to 10% of its assets in foreign securities but may not invest in emerging market equity securities (see "Principal Investments, Risk Factors and Investment Restrictions" below for more information on the risks of foreign securities).

   Derivative Securities. Each CitiSelect Portfolio may invest in derivative securities, including options on securities and foreign currencies, stock index options, forward currency contracts, interest rate and foreign currency futures contracts, stock index futures contracts and options on futures contracts. The CitiSelect Portfolios also may invest in swap agreements, including interest rate and currency swaps, equity swaps and other types of available swap agreements including caps, collars and floors. Each CitiSelect Portfolio may invest in derivative securities for hedging and non-hedging purposes, to enhance potential gains, to generate income, and also to manage the maturity or duration of fixed income securities. Each CitiSelect Portfolio is subject to certain limitations imposed by the Commodity Futures Trading Commission with respect to its investments in derivatives.

   The Smith Barney Portfolio does not intend to invest in derivatives. (See "Principal Investments, Risk Factors and Investment Restrictions" below for information on the risks of derivatives.)

Security Selection Process

   Citibank allocates the CitiSelect Portfolios' investments among different types of securities and investment styles so that the Portfolios may benefit from investment cycles when securities with particular characteristics, or those selected based on a particular investment style, outperform other securities in the same asset class. To implement this strategy, Citibank may employ subadvisers with expertise managing specific types of securities or managing in a particular style.

   In selecting investments for the Smith Barney Portfolio, the Portfolio's investment manager, SSB Citi Fund Management LLC ("SSB Citi"), emphasizes individual security selection while diversifying the Portfolio's investments across industries.

   Equity Securities. Citibank allocates the CitiSelect Portfolio's equity investments among different investment styles. These styles include investing in "growth" stocks (i.e., those issued by companies with seasoned management teams, track records of above-average performance and strong earnings growth) and investing in "value" stocks (i.e., those that appear undervalued or priced below their true worth).

   In selecting equity investments for the Smith Barney Portfolio, SSB Citi focuses primarily, but not exclusively, on emerging growth companies that have passed their "start up" phase and show positive earnings and the prospect of achieving significant profit gains in the two to three years after the Portfolio acquires their stocks. The Smith Barney Portfolio also considers whether a company may benefit from new technologies, products or services, new cost reduction measures, changes in management, or favorable changes in government regulations.

   Fixed Income Securities. Citibank may diversify the fixed income securities of the CitiSelect Portfolios among U.S. and non-U.S. investment grade corporate debt obligations, investment grade debt securities issued by the U.S. government and its agencies and instrumentalities, securities issued by foreign governments, and U.S. and non-U.S. high yield debt securities. There is no requirement that a CitiSelect Portfolio invest in each type of fixed income security. The Portfolios may invest in securities with all maturities, including long-term bonds (10+ years), intermediate notes (3 to 10 years) and short-term notes (1 to 3 years).

   The Smith Barney Portfolio intends to be fully invested in equity securities but will invest in fixed income securities in response to adverse market, economic or political conditions.

Investment Advisory Services and Management Fees

   Citibank, a wholly-owned subsidiary of Citigroup Inc., serves as the investment manager of the CitiSelect Portfolios. SSB Citi, also a wholly-owned subsidiary of Citigroup Inc., serves as the investment manager of the Smith Barney Portfolio and will continue to serve as the investment manager of the Smith Barney Portfolio after the consummation of the Reorganization. Citigroup businesses provide a broad range of financial services and asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading and use diverse channels to make them available to consumer and corporate customers around the world.

   Citibank employs SSB Citi (the manager of the Smith Barney Portfolio) as a subadviser to manage the CitiSelect Portfolios' investments in large cap value securities. Citibank is responsible for the management of all CitiSelect Portfolios' investments in large cap growth securities, small cap growth securities, domestic investment grade fixed income securities, small cap value securities, international equity securities, high yield debt securities and foreign fixed income securities.

   Richard Goldman, a Vice President of Citibank, has been the overall portfolio manager of the CitiSelect Portfolios since January, 1999. Mr. Goldman has been responsible, first as a co-manager and then as a manager, for the daily management of large cap growth securities since the CitiSelect Portfolios' inception. Mr. Goldman is a Senior Investment Officer and lead portfolio manager for the Focused Growth Large Cap Funds and has been a member of the Large Cap Growth Team since June, 1994.

   Richard Freeman has been the portfolio manager for the Smith Barney Portfolio since its inception in November 1999 and will continue to be the portfolio manager for the Portfolio after consummation of the Reorganization. Mr. Freeman is an investment officer of SSB Citi and a managing director of Salomon Smith Barney.

   Each CitiSelect Portfolio pays an aggregate management fee, which is accrued daily and paid monthly, of 0.75% of that Portfolio's average daily net assets on an annualized basis for the Portfolio's then-current fiscal year. This aggregate management fee includes fees payable to Citibank for the asset management and administrative services it provides to the CitiSelect Portfolios and fees payable to the subadvisers for their advisory services.

   The Smith Barney Portfolio pays an aggregate management fee calculated at the annual rate of 0.80% of the Portfolio's average daily net assets. For a comparison of the total annual operating expenses, both before and after waivers, of the CitiSelect Portfolios and the Smith Barney Portfolio, please review the expense tables under "Overall Expenses" below.

Overall Expenses

   The management fees for the Smith Barney Portfolio are higher than the management fees for the CitiSelect Portfolios. The total annual operating expenses as a percentage of average net assets for the Smith Barney Portfolio, as determined for the Portfolio's most recent fiscal year, were, however, lower than the total annual operating expenses of each CitiSelect Portfolio for its most recent fiscal year (both before and after waivers). It is not expected that the Smith Barney Portfolio's other expenses will increase. The other expenses of the CitiSelect Portfolios (as a percentage of average net assets) are higher than those of the Smith Barney Portfolio because, among other factors, the nature of the assets held by each CitiSelect Portfolio and the fact that each CitiSelect Portfolio has fewer net assets than the Smith Barney Portfolio.

   Further information about the expenses of the CitiSelect Portfolios and the Smith Barney Portfolio for their fiscal years ended December 31, 2000 and October 31, 2000, respectively, and pro forma expenses following the proposed Reorganization are outlined in the tables below.

                                                                                                    Pro Forma
                                                                                      Smith Barney Smith Barney
                                                                       CitiSelect VIP  Aggressive   Aggressive
                                                                         Folio 400       Growth       Growth
                                                                           Growth      Portfolio    Portfolio
                                                                        -----------    ---------    ---------
SHAREHOLDER FEES/1/
Fees Paid Directly From Your Investment

Maximum Sales Charge (Load) Imposed on Purchases......................        None         None         None
Maximum Deferred Sales Charge (Load)..................................        None         None         None

ANNUAL FUND OPERATING EXPENSES/1/
Expenses That Are Deducted From Fund Assets

Management Fees.......................................................       0.75%/2/     0.80%/2/     0.80%/2/
Distribution (12b-1) Fees.............................................        None         None         None
Other Expenses (administrative, shareholder servicing and other
  expenses)...........................................................        4.65%        0.19%        0.19%

Total Annual Fund Operating Expenses*.................................        5.40%        0.99%        0.99%

----------------------------------------------------------------------
* Because some of the expenses of CitiSelect VIP Folio 400 Growth were waived or reimbursed, actual total operating expenses for its
  fiscal year ended 12/31/00 were:                                            1.25%

/1/ The foregoing fees and expenses do not reflect the fees and expenses associated with the variable contracts for which the Portfolios serve as investment vehicles. None of the fees or expenses associated with the variable contracts will change as a result of the Reorganization.
/2/ A combined fee for investment advisory and administrative services.

   This example is intended to help you compare the cost of investing in each of the Portfolios. The example assumes you invest $10,000 in each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and that each Portfolio's annual operating expenses (before waivers and reimbursements) remain the same. This example does not reflect the fees and expenses associated with the variable contracts for which the Portfolios serve as investment vehicles. None of the fees or expenses associated with the variable contracts will change as a result of the Reorganization. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                   1 Year 3 Years 5 Years 10 Years
                                                   ------ ------- ------- --------
CitiSelect VIP Folio 400 Growth...................   $539  $1,610  $2,673   $5,293
Smith Barney Aggressive Growth Portfolio..........   $101  $  315  $  547   $1,213
Pro Forma Smith Barney Aggressive Growth Portfolio   $101  $  315  $  547   $1,213

                                                                                                   Pro Forma
                                                                                     Smith Barney Smith Barney
                                                                      CitiSelect VIP  Agressive    Aggressive
                                                                        Folio 500       Growth       Growth
                                                                       Growth Plus    Portfolio    Portfolio
                                                                       ------------   ----------   ----------
SHAREHOLDER FEES/1/
Fees Paid Directly From Your Investment

Maximum Sales Charge (Load) Imposed on Purchases.....................         None         None         None
Maximum Deferred Sales Charge (Load).................................         None         None         None

ANNUAL FUND OPERATING EXPENSES/1/
Expenses That Are Deducted From Fund Assets

Management Fees......................................................       0.75%/2/     0.80%/2/     0.80%/2/
Distribution (12b-1) Fees............................................         None         None         None
Other Expenses (administrative, shareholder servicing and other
  expenses)..........................................................        10.70%        0.19%        0.19%

Total Annual Fund Operating Expenses*................................        11.45%        0.99%        0.99%

---------------------------------------------------------------------
*Because some of the expenses of CitiSelect VIP Folio 500 Growth
 Plus were waived or reimbursed, actual total operating expenses for
 its fiscal year ended 12/31/00 were:                                         1.25%

/1/ The foregoing fees and expenses do not reflect the fees and expenses associated with the variable contracts for which the Portfolios serve as investment vehicles. None of the fees or expenses associated with the variable contracts will change as a result of the Reorganization.
/2/ A combined fee for investment advisory and administrative services.

   This example is intended to help you compare the cost of investing in each of the Portfolios. The example assumes you invest $10,000 in each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and that each Portfolio's annual operating expenses (before waivers and reimbursements) remain the same. This example does not reflect the fees and expenses associated with the variable contracts for which the Portfolios serve as investment vehicles. None of these fees or expenses will change as a result of the Reorganization. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                   1 Year 3 Years 5 Years 10 Years
                                                   ------ ------- ------- --------
CitiSelect VIP Folio 500 Growth Plus.............. $1,108  $3,114  $4,870   $8,360
Smith Barney Aggressive Growth Portfolio.......... $  101  $  315  $  547   $1,213
Pro Forma Smith Barney Aggressive Growth Portfolio $  101  $  315  $  547   $1,213

Distribution of Shares and Other Services

Distributor

   The distributor of the CitiSelect Portfolios and of the Smith Barney Portfolio is Salomon Smith Barney Inc. Salomon Smith Barney Inc. is not paid a fee for providing distribution services to the Portfolios.

   The shares of each of the Portfolios are sold exclusively to separate accounts of insurance companies to fund the variable contracts issued by those companies. A separate account buys or sells shares of a Portfolio based on (i) a variable contract owner's instruction to invest or receive back money under the variable contract (such as making a premium payment or surrendering a contract) and (ii) the operation of a variable contract itself (such as the deduction of fees and charges).

Other Service Providers

   As indicated below, the CitiSelect Portfolios and the Smith Barney Portfolio generally have different service providers. Upon completion of the Reorganization, the Smith Barney Portfolio will continue to engage its existing service providers. In all cases, the types of services provided to the Portfolios under these service arrangements are substantially similar.

Service Provider   CitiSelect Portfolios               Smith Barney Portfolio
----------------   ---------------------               ----------------------
Custodian          State Street Bank and Trust Company PFPC Trust Company
Auditors           PricewaterhouseCoopers LLP          KPMG LLP
Transfer Agent     Citi Fiduciary Trust Company        Citi Fiduciary Trust Company
Sub-Transfer Agent N/A                                 PFPC Global Fund Services

Purchase Policies and Redemption Information

Purchase Policies

   You may not purchase shares of any Portfolio directly. You can only invest in a Portfolio by purchasing a variable annuity contract or variable life insurance policy offered by a participating insurance company and directing the allocation of part or all of your premium payments to a separate account that invests in a Portfolio as permitted under the prospectus for your variable contract. You should read the prospectus of your variable contract for more information. The terms of your variable contract will not change as a result of the Reorganization.

   The Portfolios do not impose any minimum initial or subsequent investment requirements but your variable contract may.

Redemptions

   Shares of the CitiSelect Portfolios and the Smith Barney Portfolio are redeemable on any business day at a price equal to the net asset value of the shares the next time it is calculated after receipt of a redemption request in good order. Each Portfolio has the right to pay redemption proceeds by distributing securities instead of cash. In that case, a shareholder may incur costs (such as brokerage commissions) converting the securities into cash.

   Insurance company separate accounts may sell Portfolio shares to generate cash to meet various obligations under variable contracts. You should read your variable contract prospectus for the separate account's policy on when or whether to buy or redeem Portfolio shares, to find out how you may withdraw from or cancel your policy, what surrender fees or expenses you may incur and whether you may be taxed on the amount of any withdrawal, including any penalty tax. The terms of your variable contract will not change as a result of the Reorganization.

Dividends and Other Distributions

   The CitiSelect Portfolios and the Smith Barney Portfolio have similar policies relating to dividend and capital gain distributions to shareholders. For each Portfolio, capital gain distributions and dividends are automatically reinvested in additional shares of the Portfolio. The Portfolios pay dividends and distribute capital gains, if any, according to the following schedule.

                                            Income Dividend          Capital Gain
Portfolio                                    Distributions          Distributions
---------                                    -------------          -------------

CitiSelect VIP Folio 400 Growth          annually (in December) annually (in December)

CitiSelect VIP Folio 500 Growth Plus     annually (in December) annually (in December)

Smith Barney Aggressive Growth Portfolio annually               annually

   On or immediately prior to the Closing Date of the Reorganization, each of the CitiSelect Portfolios will distribute (in the form of one or more dividends and/or other distributions) to its shareholders substantially all of its investment company taxable income and realized net capital gain, if any, for the current taxable year through the date of such distribution or dividend. Such distributions or dividends will automatically be reinvested in the manner described above. Between the Closing Date and the end of its current taxable year, it is expected that the Smith Barney Portfolio will make one or more similar distributions to its shareholders, including the former CitiSelect shareholders who receive shares of the Smith Barney Portfolio in the Reorganization. See your variable contract prospectus for information regarding the federal income tax treatment of distributions to insurance company separate accounts and to owners of variable contracts.

Tax Consequences

   Although there is some uncertainty as to the precise tax treatment of the Reorganization of a CitiSelect Portfolio, the Reorganization of a CitiSelect Portfolio should not cause any shareholder of that CitiSelect Portfolio that is a separate account of an insurance company holding shares of that CitiSelect Portfolio solely to fund benefits under variable contracts, or any owner of such a variable contract, to recognize a taxable gain or loss for federal income tax purposes.

   As further described below under the heading "The Proposed Transaction--Federal Income Tax Consequences," VAP and the Travelers Fund believe that the Reorganization of each CitiSelect Portfolio is likely to constitute a reorganization within the meaning of section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). If that is the case, the Reorganization of each CitiSelect Portfolio will not cause that CitiSelect Portfolio, its shareholders, or any owner of a variable contract that has an interest in a separate account that is a shareholder of a CitiSelect Portfolio to recognize any gain or loss for federal income tax purposes.

   If, on the other hand, the Reorganization of a CitiSelect Portfolio does not constitute a reorganization under section 368(a), that CitiSelect Portfolio will recognize any applicable gain or loss on the transfer of its assets to the Smith Barney Portfolio in exchange for shares of the Smith Barney Portfolio and the assumption of the liabilities of that CitiSelect Portfolio by the Smith Barney Portfolio. However, as a result of its status as a regulated investment company, it is not expected that a CitiSelect Portfolio will have any federal income tax liability as a result of such gain or loss. In addition, because of the special tax rules applicable to insurance companies and variable contracts, the distribution of the shares of the Smith Barney Portfolio in exchange for CitiSelect Portfolio shares in the Reorganization should not cause any owner of a variable contract, or any shareholder of a CitiSelect Portfolio that is a separate account of an insurance company holding its shares of a CitiSelect Portfolio solely to fund benefits under variable contracts, to realize a taxable gain or loss for federal income tax purposes. See "The Proposed Transaction--Federal Income Tax Consequences."

       PRINCIPAL INVESTMENTS, RISK FACTORS, AND INVESTMENT RESTRICTIONS

Principal Investments and Risk Factors

   The investment objectives and policies and risk factors of the CitiSelect Portfolios are similar to those of the Smith Barney Portfolio. There are, however, some differences. The following discussion summarizes some of the more significant similarities and differences in the investment policies and risk factors of the CitiSelect Portfolios and the Smith Barney Portfolio and is qualified in its entirety by the Prospectuses and Statements of Additional Information of the CitiSelect Portfolios and the Smith Barney Portfolio incorporated herein by reference. If, after your review of the enclosed materials, you determine that the Smith Barney Portfolio is not an appropriate investment for you, you may want to consider transferring your interest in a CitiSelect Portfolio to another separate account offered by your insurance company. Any such transfer will be without charge and will not count as a transfer under the variable contracts that limit allowable transfers. Please consult the prospectus for your variable contract for more information.

   Portfolio(s) Subject to Risk                  Principal Investment and Accompanying Risk Factor
   ----------------------------                  -------------------------------------------------
All Portfolios                     Asset Allocation:

CitiSelect VIP Folio 400           Although each of the CitiSelect Portfolios invests in a mix of equity and
Growth--invests primarily in       fixed income securities (each of these types of securities is referred to as
equity securities with a           an asset class), each Portfolio invests primarily in equity securities.
secondary emphasis on fixed        Citibank may further allocate the CitiSelect Portfolios' equity securities
income securities                  among large cap issuers, small cap issuers and international issuers and its fixed income securities among U.S. and foreign investment grade and high
CitiSelect VIP Folio 500 Growth    yield bonds. The CitiSelect Portfolios' investment strategies depend
Plus--invests mostly in equity     largely on the investment manager's skill in both identifying the long term securities with a small allocation performance and relationships between asset classes and in assessing
to fixed income securities         accurately the growth potential or credit quality of companies in which the
                                   Portfolios invest, in predicting accurately the direction of interest rates or the maturity of certain debt obligations, and other factors. The investment manager may be wrong in its determinations.

   Portfolio(s) Subject to Risk                Principal Investment and Accompanying Risk Factor
   ----------------------------                -------------------------------------------------

Smith Barney Portfolio--invests    Citibank may change the CitiSelect Portfolios' asset allocations from time primarily in equity securities but to time in response to market conditions and other factors. No approval by
may invest in fixed income         the Trustees of the CitiSelect Portfolios is required.
securities to a limited extent
                                   The Smith Barney Portfolio invests primarily in equity securities. The
                                   Smith Barney Portfolio may, however, invest in fixed income securities to a limited extent.

All Portfolios        Market Risk:

                      The prices of securities will rise or fall due to changing economic, political or market conditions, or due to a company's individual situation. Some securities held by a Portfolio may be quite volatile, meaning that their prices can change significantly in a short time.

All Portfolios        Growth Investing:

                      Growth securities are typically sensitive to market movements because their market prices tend to reflect future expectations. When it appears that those expectations will not be met, the prices of growth securities typically fall. An investment in growth securities may underperform certain other stock investments during periods when growth stocks are out of favor.

CitiSelect Portfolios Value Investing:

                      Value investing involves selecting stocks that are inexpensive compared to other companies with similar earnings or assets. However, value stocks may continue to be inexpensive for long periods of time, and may never realize their potential. A security may not achieve its expected value because the circumstances causing it to be underpriced may stay the same or worsen. Value stocks may underperform certain other stock investments, such as growth stocks, during periods when value stocks are out of favor.

All Portfolios        Portfolio Selection:

                      The success of each Portfolio's investment strategy depends in large part on its portfolio managers. The portfolio managers may fail to pick securities that perform well because they are unable to assess accurately economic factors. In that case, you may lose money, or your investment may not do as well as an investment in a mutual fund with a similar investment strategy.

All Portfolios        Small Capitalization Issuers:

                      All Portfolios may invest in securities of small capitalization companies.
                      Investing in small companies involves additional risks. Compared to large companies, small companies, and the market for their common stocks, are likely to:

                      .Be more sensitive to changes in the economy, earnings results and investor expectations.

                      .Have more limited product lines and capital resources.

    Portfolio(s) Subject to Risk                    Principal Investment and Accompanying Risk Factor
    ----------------------------                    -------------------------------------------------

                                      .Experience sharper swings in market values.

                                      .Be harder to sell at the times and prices that the Portfolio thinks are appropriate.

All Portfolios                        Foreign Securities:

CitiSelect Portfolios--may invest     Investments in foreign securities involve risks relating to political, social
without limit in foreign securities   and economic developments abroad, as well as risks resulting from the
but may only invest up to 20% of      differences between the regulations to which U.S. and foreign issuers and their assets in securities of issuers markets are subject. These risks may include expropriation of assets,
located in any one foreign            confiscatory taxation, withholding taxes on dividends and interest paid on
country (with certain                 Portfolio investments, fluctuations in currency exchange rates, currency
exceptions); may also invest in       exchange controls and other limitations on the use or transfer of assets by
emerging markets                      the Portfolio or issuers of securities, and political or social instability.
                                      There may be rapid changes in the value of foreign currencies or securities,
Smith Barney Portfolio--may not       causing the Portfolio's share price to be volatile. In addition, in certain
invest more than 10% of its           circumstances, the Portfolio could realize reduced or no value in U.S.
assets in foreign securities or       dollars from its investments in foreign securities, causing the Portfolio's
invest in emerging markets            share price to go down. Finally, there is generally less information about
                                      non-U.S. issuers or markets available because of less rigorous disclosure and accounting standards or regulatory practices.

                                      The CitiSelect Portfolios may invest in issuers located in emerging or developing markets. All of the risks of investing in foreign securities are heightened by investing in these markets.

                                      The Smith Barney Portfolio does not invest in emerging markets. The
                                      Smith Barney Portfolio is therefore not subject to the additional risks related to emerging markets securities.

All Portfolios                        Credit Risk:

                                      Some issuers may not make payments on debt securities held by a
                                      Portfolio. Or, an issuer's financial condition may deteriorate, leading to greater volatility in the price of the security and making the security more difficult for the Portfolio to sell. Lower-quality debt securities are more susceptible to this risk than higher-quality debt securities. As noted below, each CitiSelect Portfolio may invest in lower-quality debt securities known as "junk bonds." To the extent that a Portfolio's assets are invested in lower-quality debt securities, that Portfolio may be subject to greater risk.

CitiSelect Portfolios                 Junk Bonds:

                                      Each CitiSelect Portfolio may invest in debt securities of any grade, including junk bonds. Junk bonds are considered to be speculative investments and involve greater risks than higher quality securities. The value of junk bonds will usually fall substantially if the issuer defaults or goes bankrupt. Even anticipation of defaults by certain issuers, or the perception of economic or financial weakness, may cause the market for junk bonds to fall. The price of a junk bond may therefore fluctuate drastically due to bad news about the issuer or the economy in general.

Portfolio(s) Subject to Risk                Principal Investment and Accompanying Risk Factor
----------------------------                -------------------------------------------------
                             Lower quality debt securities, especially junk bonds, may be less liquid and may be more difficult for the Portfolio to value and sell. The Portfolio may incur additional expenses if an issuer defaults and the Portfolio tries to recover some of its losses in a bankruptcy or other similar proceeding.

                             The Smith Barney Portfolio does not invest in junk bonds. The Smith
                             Barney Portfolio is therefore not subject to the additional risks related to junk bonds.

All Portfolios               Prepayment and Extension Risk:

                             The issuers of debt securities held by the Portfolios may be able to call a bond or prepay principal due on the securities, particularly during periods of declining interest rates. The Portfolios may not be able to reinvest that principal at attractive rates, and the Portfolios may lose any premium paid.
                             On the other hand, rising interest rates may cause prepayments to occur at slower than expected rates. This effectively lengthens the maturity of debt securities, making them more sensitive to interest rate changes.

All Portfolios               Convertible Securities:

                             Each Portfolio may invest in convertible securities. Convertible securities, which are debt securities that may be converted into stock, are subject to the market risk of stocks, and, like other debt securities, are also subject to interest rate risk and the credit risk of their issuers. Call provisions may allow the issuer to repay the debt before it matures.

CitiSelect Portfolios        Derivatives:

                             The CitiSelect Portfolios may invest in derivative securities, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; and interest rate or currency swaps for any of the following purposes:

                             . to hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates; or

                             . as a substitute for buying or selling securities; or

                             . for non-hedging purposes, to enhance potential gains or to generate income.

                             A derivative contract will obligate or entitle a Portfolio to deliver or receive an asset or cash payment based on the change in value of one or more securities, currencies or indices.

                             The Portfolios' use of derivatives may involve leveraging. Under leveraging, a relatively small investment may produce substantial losses or

Portfolio(s) Subject to Risk               Principal Investment and Accompanying Risk Factor
----------------------------               -------------------------------------------------
                             gains for a Portfolio, well beyond the Portfolio's initial investment. Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. A
                             Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio's holdings.

                             The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a Portfolio less liquid and harder to value, especially in declining markets.

                             The Smith Barney Portfolio does not intend to invest in derivatives. The
                             Smith Barney Portfolio is therefore not subject to the additional risks related to derivatives.

CitiSelect Portfolios        Short Sales:

                             Each CitiSelect Portfolio may engage in short sales, which are transactions in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio must later purchase the security in order to return the security borrowed. If the portfolio manager has predicted accurately, the price at which the Portfolio buys the security will be less than the price at which the Portfolio earlier sold the security, creating a profit for the
                             Portfolio. However, if the price of the security goes up during this period, the Portfolio will be forced to buy the security for more than its sale price, causing a loss to the Portfolio. Losses from short sales may be unlimited.

                             The Smith Barney Portfolio generally does not engage in short sales. To the extent that a CitiSelect Portfolio engages in short sales, it may be subject to more risk than the Smith Barney Portfolio.

All Portfolios               Portfolio Turnover:

                             Each Portfolio may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading also increases transaction costs, which could detract from a Portfolio's performance.

                             Although the portfolio managers of the Portfolios attempt to minimize portfolio turnover, from time to time the Portfolios' annual portfolio turnover rate may exceed 100%. For a comparison of the historical portfolio turnover rates of the Portfolios, see "The Proposed Transaction--
                             Portfolio Turnover" below.

Portfolio(s) Subject to Risk               Principal Investment and Accompanying Risk Factor
----------------------------               -------------------------------------------------
All Portfolios               Defensive Strategies:

                             The Portfolios may, from time to time, take temporary defensive positions that are inconsistent with the Portfolio's principal investment strategies in attempting to respond to adverse market, political or other conditions.
                             When doing so, the Portfolios may invest without limit in high-quality money market or other short-term instruments, and may not be pursuing their investment goals.

All Portfolios               Securities Lending:

                             All Portfolios may engage in securities lending to increase their net investment income. The risks in lending securities consist of possible delay in receiving additional collateral, delay in recovery of securities when the loan is called or possible loss of collateral should the borrower fail financially.

   The foregoing describes the principal investments and related risks of each Portfolio. Each Portfolio may invest in additional types of investments and may be subject to additional risk factors that are described in the Statement of Additional Information of that Portfolio. Certain of these non-principal investments and related risk factors may differ for each Portfolio. For a further description of these investments and related risks, please consult the Statement of Additional Information of the applicable Portfolio.

Fundamental Investment Restrictions

   Each Portfolio has adopted certain fundamental investment limitations that may not be changed without the affirmative vote of the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of that Portfolio. The fundamental investment restrictions of the Portfolios are, in general, similar. These fundamental restrictions limit the amounts that the Portfolios may borrow and prohibit the Portfolios from investing in a manner that would cause it to fail to be a diversified investment company under the 1940 Act, from investing more than 25% of the Portfolio's total assets in securities of issuers in the same industry (with certain exceptions), from investing in oil, gas or mineral interests (with respect to the CitiSelect Portfolios only), from lending money (with certain exceptions), from underwriting securities issued by other persons, from purchasing or selling real estate, commodities or commodity contracts (with certain exceptions), or from issuing "senior securities" (as defined in the 1940 Act) to the extent prohibited by the 1940 Act.

   Although these restrictions are similar, the parameters may be different among the Portfolios.

Non-Fundamental Restrictions

   In addition to the fundamental restrictions described above, each of the Portfolios is subject to certain non-fundamental restrictions that may be changed at any time by that Portfolio's Board of Directors or Board of Trustees, as applicable, without shareholder approval.

   These non-fundamental restrictions provide that no CitiSelect Portfolio may:

      (l) borrow money in excess of 10% of the total assets of the Portfolio (taken at cost), except that a Portfolio may borrow up to 25% of its total assets when such borrowing is necessary to meet redemption requests (moreover, no CitiSelect Portfolio will purchase any securities for the Portfolio at any time at which borrowings exceed 5% of the total assets of the Portfolio (taken at market value)); or

      (2) invest more than 20% of its total assets in the securities of issuers located in any one foreign country, except that the Portfolio may have an additional 15% of its total assets in the securities of issuers located in any one of the following countries: Australia, Canada, France, Japan, the United Kingdom, or Germany.

   The Smith Barney Portfolio's non-fundamental restrictions provide that the Smith Barney Fund may not:

      (1) purchase securities on margin (except for such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short (except "against the box");

      (2) invest in oil, gas or other mineral exploration or development programs;

      (3) purchase or otherwise acquire any security if, as a result, more than 15% of the Portfolio's net assets would be invested in securities that are illiquid; or

      (4) invest for the purpose of exercising control or management.

   For additional information, you should consult the Statement of Additional Information of the applicable Portfolio.

                           THE PROPOSED TRANSACTION

Description of the Plan

   As described above, the Plan provides that substantially all of the assets and liabilities of each CitiSelect Portfolio will be transferred to the Smith Barney Portfolio. In exchange for the transfer of those assets and liabilities, each of the CitiSelect Portfolios will receive shares of the Smith Barney Portfolio. Shares of the Smith Barney Portfolio so received will then be distributed to the shareholders of the CitiSelect Portfolios in complete liquidation of the CitiSelect Portfolios, and each CitiSelect Portfolio will be terminated.

   As a result of the Reorganization, each shareholder of the CitiSelect Portfolios will receive that number of full and fractional shares of the Smith Barney Portfolio having an aggregate net asset value equal to the aggregate net asset value of the shareholder's shares of the CitiSelect Portfolios held on the Closing Date. The Smith Barney Portfolio will establish an account for each CitiSelect shareholder that will reflect the number of shares of the Smith Barney Portfolio distributed to that shareholder. The Smith Barney Portfolio's shares issued in the Reorganization will be in uncertificated form.

   Until the closing of the Reorganization, shareholders of the CitiSelect Portfolios will, of course, continue to be able to redeem their shares at the net asset value next determined after receipt by the CitiSelect Portfolios' transfer agent of a redemption request in proper form. Redemption requests received by the transfer agent after the closing of the Reorganization will be treated as requests received for the redemption of shares of the Smith Barney Portfolio.

   The obligations of the CitiSelect Portfolios and the Smith Barney Portfolio under the Plan are subject to various conditions, as stated therein. Among other things, the Plan requires that all filings be made with, and all authority be received from, the Securities and Exchange Commission and state securities commissions as may be necessary in the opinion of counsel to permit the parties to carry out the transactions contemplated by the Plan. The CitiSelect Portfolios and the Smith Barney Portfolio are in the process of making the necessary filings.

   To provide against unforeseen events, the Plan may be terminated prior to the Closing Date by action of the Trustees or Directors, as applicable, of either the CitiSelect Portfolios or the Smith Barney Portfolio or amended prior to the Closing Date by the Trustees or Directors, as applicable, of the CitiSelect Portfolios and the Smith Barney Portfolio, in each case notwithstanding the approval of the Plan by the shareholders of the CitiSelect Portfolios. However, no amendment may be made that materially adversely affects the interests of the shareholders of a CitiSelect Portfolio without obtaining the approval of that Portfolio's shareholders. The CitiSelect Portfolios and the Smith Barney Portfolio may at any time waive compliance with certain of the covenants and conditions contained in the Plan.

   The Plan provides that in the event the Plan is approved with respect to one but not both of the CitiSelect Portfolios, the failure of one CitiSelect Portfolio to consummate the transactions contemplated by the Plan shall not affect the consummation or validity of the Plan with respect to the other CitiSelect Portfolio.

   Citibank and SSB Citi will assume and pay all of the expenses that are solely and directly related to the Reorganization. Shareholders have no rights of appraisal but are entitled to redeem their shares. See "Redemptions" above for information about redemptions.

Reasons for the Proposed Transaction

   At a meeting of the Board of Trustees of VAP held on February 16, 2001, the Trustees of VAP, including a majority of the Non-Interested Trustees, considered materials discussing the potential benefits to the shareholders of the CitiSelect Portfolios if the CitiSelect Portfolios were to reorganize with and into the Smith Barney Portfolio. For the reasons discussed below, the Board of Trustees of VAP, including a majority of the Non-Interested Trustees, has determined that the proposed Reorganization is in the best interests of the CitiSelect Portfolios and their respective shareholders and that the interests of the CitiSelect shareholders will not be diluted as a result of the proposed Reorganization.

   The proposed combination of the CitiSelect Portfolios into the Smith Barney Portfolio will allow the shareholders of the CitiSelect Portfolios to continue to participate in a professionally managed portfolio governed by similar investment objectives and policies. The Trustees of VAP believe that each CitiSelect Portfolio and its shareholders will benefit from the proposed Reorganization for the following reasons:

Economies of Scale; Fees and Expenses

   Each CitiSelect Portfolio has fewer assets than the Smith Barney Portfolio and lesser prospects for growth. As a result, the CitiSelect Portfolios may not be able to reduce their operating expenses in the future and may find it increasingly difficult to achieve competitive investment results. In contrast, the Smith Barney Portfolio has a large, expanding asset base and is offered through a wide range of insurance products.

   In light of the foregoing, SSB Citi and Citibank believe that the combination of the Portfolios into a single larger fund will increase potential economic and other efficiencies for investors and may result in a lower total expense ratio. Of course, there is no assurance that this will be the case. Some of the fixed expenses currently paid by the Portfolios, such as accounting, legal and printing costs, would be spread over a larger asset base upon the combination of the CitiSelect Portfolios and the Smith Barney Portfolio. Other things being equal, shareholders may benefit from economies of scale through lower expense ratios and higher net income distributions over time.

   In addition, CitiSelect shareholders will benefit from the lower total annual operating expenses of the Smith Barney Portfolio (as determined for each Portfolio's most recent fiscal year).

No Effect on Variable Contracts

   After the Reorganization the owners of the variable contracts who invest, through separate accounts, in the CitiSelect Portfolios will be afforded the same contract rights they currently have under their variable contracts, including surrender and other transfer rights, with respect to amounts invested under those contracts. The Reorganization will take place at net asset value and will not increase or decrease the amount of the policy value of any variable contract. The Reorganization will not impose any additional fees on owners of variable contracts nor will the Reorganization have any effect on the charges currently imposed under the variable contracts. Variable contract owners will not bear any added cost or expense as a result of the Reorganization. In addition, the Reorganization will in no way change whatever tax benefits the contract owners currently enjoy and will not result in any adverse federal income tax consequences for any separate account or contract owner. Finally, the Reorganization will in no way alter the insurance benefits enjoyed by variable contract owners or the contractual obligations of the insurance companies that issued those contracts.

   Due to a combination of factors, including the benefits described above, the Board of Trustees of VAP, on behalf of the CitiSelect Portfolios, believes that each CitiSelect Portfolio and its shareholders would benefit from a reorganization with the Smith Barney Portfolio. Accordingly, it is recommended that the CitiSelect shareholders approve the Reorganization with the Smith Barney Portfolio.

   The Board of Trustees of VAP, on behalf of the CitiSelect Portfolios, in recommending the proposed transaction, considered a number of factors, including the following:

      (a) the compatibility of the CitiSelect Portfolios' investment objectives, policies and restrictions with those of the Smith Barney Portfolio;

      (b) the total annual expense ratios of the Smith Barney Portfolio as compared to the CitiSelect Portfolios, both before and after waivers;

      (c) the historical performance of the Smith Barney Portfolio;

      (d) the ability of each variable contract owner with an interest in a CitiSelect Portfolio to transfer his or her interest out of that CitiSelect Portfolio and into a separate account that may be a more appropriate investment for that variable contract owner, without charge and without such transfer counting as a transfer under variable contracts that limit allowable transfers;

      (e) the long-term viability of the CitiSelect Portfolios as compared to that of the Smith Barney Portfolio;

      (f) the potential benefits to shareholders of the CitiSelect Portfolios of becoming shareholders of a mutual fund with a larger asset base;

      (g) the advisory, distribution, and other servicing arrangements of the Smith Barney Portfolio and that the fees charged by the Smith Barney Portfolio's service providers are reasonable and that each such service provider has the resources and personnel to provide services to the Smith Barney Portfolio which are of the same caliber as those provided by the CitiSelect Portfolios' current service providers;

      (h) the terms and conditions of the Reorganization and that it should not result in a dilution of CitiSelect shareholder interests;

      (i) the amount of costs and expenses to the CitiSelect Portfolios of the Reorganization; and

      (j) a variety of alternatives potentially available to the CitiSelect Portfolios.

Description of the Securities to Be Issued

   Each CitiSelect Portfolio is a diversified series of VAP, which was organized as a business trust under the laws of the Commonwealth of Massachusetts on October 18, 1996 and is registered with the Securities and Exchange Commission as an open-end management investment company. The Smith Barney Portfolio is a diversified series of the Travelers Fund, which was organized as a corporation under the laws of the State of Maryland on February 22, 1994, and is registered with the Securities and Exchange Commission as an open-end management investment company.

   Each Portfolio currently offers one class of shares. Each share of a Portfolio represents an interest in that Portfolio that is equal to and proportionate with each other share of the Portfolio. Each share of each Portfolio has identical voting, dividend, liquidation and other rights on the same terms and conditions. Shareholders are entitled to one vote per share held on matters on which they are entitled to vote. Shareholders in the Portfolios do not have cumulative voting rights, and shareholders owning more than 50% of the outstanding shares of either VAP or the Travelers Fund may elect all of the Trustees or Directors, as the case may be, if they choose to do so and in such event the other shareholders would not be able to elect any Trustee or Director.

   VAP is not required to hold annual meetings of shareholders but VAP will hold special meetings of shareholders when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. The Travelers Fund is also not required to hold meetings of shareholders annually but meetings of shareholders may be called by the Directors from time to time for purposes such as electing or removing Directors, changing fundamental policies or approving a management contract.

   Shareholders of VAP have, under certain circumstances (e.g., upon the application and submission of certain specified documents to the Trustees by a specified number of shareholders), the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have, under certain circumstances, the right to remove one or more Trustees without a meeting by a declaration in writing by a specified number of shareholders.

Federal Income Tax Consequences

   Based on certain factual representations made by VAP and the Travelers Fund, Bingham Dana LLP, as tax counsel to VAP, has advised the CitiSelect Portfolios and the Smith Barney Portfolio that the Reorganization of each CitiSelect Portfolio will satisfy all of the requirements to be treated as a reorganization under section 368(a) of the Code, with the exception of the "continuity of business enterprise" requirement. In order to satisfy that requirement as to either Reorganization, the Smith Barney Portfolio must either continue the historic business of that CitiSelect Portfolio or use a significant portion of that CitiSelect Portfolio's historic business assets in a business. VAP and the Travelers Fund are not in a position to represent that the Smith Barney Portfolio will satisfy either requirement. As a result, Bingham Dana LLP is unable to render an opinion as to whether the Reorganization of each CitiSelect Portfolio will constitute a tax-free reorganization under section 368(a) of the

Code. Nevertheless, VAP and the Travelers Fund believe it is likely that the Smith Barney Portfolio will satisfy one or both of the tests for continuity of business enterprise with respect to each Reorganization. If, in fact, the Smith Barney Portfolio does satisfy at least one of those tests with respect to a Reorganization, that Reorganization will be a tax-free reorganization under section 368(a).

   As described below, moreover, the federal income tax consequences to a CitiSelect Portfolio and its shareholders, as well as to owners of variable contracts that are based on the investment performance of a CitiSelect Portfolio, should generally be the same whether or not the Reorganization constitutes a reorganization under section 368(a).

   While VAP and the Travelers Fund are not aware of any adverse state or local tax consequences of the proposed Reorganization, they have not requested any ruling or opinion with respect to such consequences and shareholders and owners of variable contracts may wish to consult their own tax advisers with respect to such matters.

Tax consequences of treatment as a reorganization under section 368(a)

   If a Reorganization of a CitiSelect Portfolio constitutes a tax-free reorganization under section 368(a) of the Code, that CitiSelect Portfolio and the Smith Barney Portfolio will be a party to a reorganization within the meaning of section 368(b) of the Code, and, for federal income tax purposes:
(i) no gain or loss will be recognized by that CitiSelect Portfolio upon the transfer of its assets to the Smith Barney Portfolio solely in exchange for shares and the assumption by the Smith Barney Portfolio of liabilities of that CitiSelect Portfolio or upon the distribution of such shares to that CitiSelect Portfolio's shareholders in exchange for their shares of that CitiSelect Portfolio; (ii) the basis of the assets of that CitiSelect Portfolio in the hands of the Smith Barney Portfolio will be the same as the basis of such assets in the hands of that CitiSelect Portfolio immediately prior to the transfer; (iii) the holding period of the assets of that CitiSelect Portfolio in the hands of the Smith Barney Portfolio will include the period during which such assets were held by that CitiSelect Portfolio; (iv) no gain or loss will be recognized by the Smith Barney Portfolio upon the receipt of the assets of that CitiSelect Portfolio solely in exchange for Smith Barney Portfolio shares and the assumption by the Smith Barney Portfolio of all of the liabilities of that CitiSelect Portfolio; (v) no gain or loss will be recognized by the shareholders of that CitiSelect Portfolio upon the receipt of Smith Barney Portfolio shares solely in exchange for their shares of the CitiSelect Portfolio as part of the transaction; (vi) the basis of the Smith Barney Portfolio shares received by the shareholders of that CitiSelect Portfolio will be, in the aggregate, the same as the basis, in the aggregate, of the shares of that CitiSelect Portfolio exchanged therefor; and (vii) the holding period of the Smith Barney Portfolio shares received by the shareholders of that CitiSelect Portfolio will include the holding period during which the shares of that CitiSelect Portfolio exchanged therefor were held, provided that at the time of the exchange the shares of that CitiSelect Portfolio were held as capital assets in the hands of the shareholders of that CitiSelect Portfolio.

Tax consequences if the Reorganization does not constitute a reorganization under section 368(a)

   If the Reorganization of a CitiSelect Portfolio does not constitute a tax-free reorganization under section 368(a) of the Code, that CitiSelect Portfolio will recognize gain or loss on the transfer of its assets to the Smith Barney Portfolio as if it had disposed of these assets for an amount of cash equal to the value of the Smith Barney Portfolio shares received in the exchange, plus the amount of any liabilities of that CitiSelect Portfolio assumed by the Smith Barney Portfolio. However, because each CitiSelect Portfolio qualifies as a regulated investment company under section 851 of the Code for its taxable year ending on the Closing Date and makes all distributions in accordance with the timing requirements imposed by the Code, it will not have any federal income tax liability.

   In addition, pursuant to section 817 of the Code, to the extent that an insurance company shareholder of a CitiSelect Portfolio holds its CitiSelect Portfolio shares in a separate account to fund benefits under variable contracts, its basis in the shares will generally be equal to the fair market value of the shares. Consequently, the exchange of CitiSelect Portfolio shares for the Smith Barney Portfolio shares should not cause such a shareholder to realize any taxable gain or loss.

   Finally, in either case, the owner of a variable contract will not recognize gain or loss on the Reorganization of a CitiSelect Portfolio because such an owner is not considered to own the shares of the CitiSelect Portfolio or the Smith Barney Portfolio for federal income tax purposes.

Liquidation and Termination of the CitiSelect Portfolio

   If the Reorganization is effected, the CitiSelect Portfolios will be liquidated and terminated, and the Portfolios' outstanding shares will be cancelled.

Portfolio Securities

   If the Reorganization is effected, each CitiSelect Portfolio will transfer its portfolio securities to the Smith Barney Portfolio. If the Reorganization is effected, SSB Citi will analyze and evaluate the portfolio securities of the CitiSelect Portfolios being transferred to the Smith Barney Portfolio. Consistent with the Smith Barney Portfolio's investment objectives and policies, any restrictions imposed by the Code and the best interests of the Smith Barney Portfolio's shareholders (including former shareholders of the CitiSelect Portfolios), SSB Citi will determine whether to maintain an investment in these portfolio securities.

Portfolio Turnover

   The portfolio turnover rate for the CitiSelect VIP Folio 400 Growth and CitiSelect VIP Folio 500 Growth Plus were 159% and 97%, respectively, for the fiscal year ended December 31, 2000. The portfolio turnover rate for the Smith Barney Portfolio for its fiscal year ended October 31, 2000 was 0%. It is expected that the portfolio turnover rate for the Smith Barney Portfolio will increase. For a discussion of the risks relating to portfolio turnover, see "Principal Investments, Risk Factors and Investment Restrictions."

Pro Forma Capitalization

   Because the CitiSelect Portfolios will be combined in the Reorganization with the Smith Barney Portfolio, the total capitalization of the Smith Barney Portfolio after such Reorganization is expected to be greater than the current capitalization of the CitiSelect Portfolios. The following table sets forth as of January 31, 2001: (a) the capitalization of the CitiSelect Portfolios and the Smith Barney Portfolio, and (b) the pro forma capitalization of the Smith Barney Portfolio as adjusted to give effect to the Reorganization. If the Reorganization is consummated, the capitalization of the CitiSelect Portfolios and the Smith Barney Portfolio is likely to be different at the effective time of the Reorganization as a result of daily share purchase and redemption activity. Because the net asset value of the CitiSelect Portfolios is less than ten percent of the Smith Barney Portfolio's net asset value, pro forma financial statements are not required to be and have not been prepared for inclusion in the Statement of Additional Information filed in connection with the Reorganization.

                                                                         Net Asset
                                                              Shares       Value
                                         Total Net Assets  Outstanding   Per Share
                                         ---------------- -------------- ---------
CitiSelect VIP Folio 400 Growth.........  $  8,608,487.99    794,432.082    $10.84
CitiSelect VIP Folio 500 Growth Plus....  $  3,178,105.64    374,501.266    $ 9.15
Smith Barney Aggressive Growth Portfolio  $228,799,156.85 15,159,393.936    $15.09
Pro Forma Smith Barney Portfolio........  $240,585,750.48 15,940,480.326    $15.09

Performance

   Performance shown below is as of December 31, 2000, is based on historical earnings and is not predictive of future performance. Performance reflects reinvestment of dividends and other earnings, but does not reflect the fees and expenses incurred from investing through an insurance company separate account. If these fees and expenses had been included, the returns would have been lower. For more information about Portfolio expenses, please refer to "Overall Expenses" above.

   The following table shows the total returns of each Portfolio for the calendar years indicated.

                                                      [CHART]



           CitiSelect       CitiSelect VIP        Smith Barney

            VIP Folio           Folio 500        Aggressive Growth

           400 Growth         Growth Plus          Portfolio

2000          1.55%            (0.02)%              15.72%

1999          8.47%            11.82%                n/a

1998          3.42%             1.59%                n/a



                                                              Smith Barney
                    CitiSelect VIP     CitiSelect VIP Folio Aggressive Growth
                 Folio 400 Growth/(1)/ 500 Growth Plus/(1)/     Portfolio
   Year Ended:   --------------------  -------------------- -----------------
   Best Quarter.       11.48% (12/98)        13.31% (12/98)   17.62%   (3/00)
   Worst Quarter     (12.97)%  (9/98)      (16.70)%  (9/98)   (8.38)% (12/00)

   The table below shows the average annual total returns for each Portfolio as of December 31, 2000.

                                                                                                             Salomon Bros.
                               CitiSelect VIP                      Lehman                                   Currency Hedged
                CitiSelect VIP   Folio 500       Smith Barney     Aggregate                                   Non $ World
                  Folio 400        Growth         Aggressive        Bond    S&P 500  Russell 2000 MSCI-EAFE   Gov't Bond
                  Growth(1)       Plus(1)     Growth Portfolio(1) Index(2)  Index(2)   Index(2)   Index(2)     Index(2)
                -------------   ------------  ------------------  --------   ------   ----------   -------  --------------
One Year.......          1.55%        (0.02)%              15.72%    11.63%  (9.10)%      (3.02)%  (13.96)%          10.67%
Since Inception          5.78%         6.08%               33.51%      n/a     n/a          n/a       n/a              n/a

                Russell
                  2500
                 Growth
                Index(3)
                 ------
One Year....... (16.09)%
Since Inception    n/a

--------
/1/ CitiSelect VIP Folio 400 Growth commenced operations on February 10, 1997;
  CitiSelect VIP Folio 500 Growth Plus commenced operations on February 10, 1997; and the Smith Barney Aggressive Growth Portfolio commenced operations on November 1, 1999.
/2/ This Index is a bench mark of the CitiSelect Portfolios.
/3/ The Russell 2500 Index is the benchmark of the Smith Barney Aggressive
  Growth Portfolio./ /

   When you consider the performance of the Portfolios, please note that differences in performance may be attributable in part to the markets and types of securities in which each Portfolio invests.

                              VOTING INFORMATION

General Information

    The Board of Trustees of VAP, on behalf of the CitiSelect Portfolios, is furnishing this Proxy Statement/Prospectus in connection with the solicitation of proxies for a Special Meeting of Shareholders of the CitiSelect Portfolios at which shareholders will be asked to consider and approve the Plan with respect to the CitiSelect Portfolio of which such shareholder owns shares. All of the shareholders of the CitiSelect Portfolios are insurance company separate accounts.

   With respect to shares of a CitiSelect Portfolio owned by an insurance company separate account, the insurance company will vote the shares of such CitiSelect Portfolio at the Special Meeting in accordance with the voting instructions received from the owners of the variable contracts that have interests in that separate account. Each insurance company may, except as prohibited by law, vote shares attributable to variable contracts for which no voting instructions are received in proportion (for, against or abstain) to those for which voting instructions are received by that insurance company.

   It is expected that the solicitation of proxies and voting instructions will be primarily by mail. Officers and service contractors of the CitiSelect Portfolios and the Smith Barney Portfolio may also solicit proxies and voting instructions by telephone or otherwise. Alamo Direct has been retained to assist in the solicitation of proxies, at a cost of approximately $45,000. Shareholders and contract owners may vote (1) by mail, by marking, signing, dating and returning the enclosed proxy card(s) or voting instruction form(s) (as applicable) in the enclosed postage-paid envelope, (2) by telecopy, (3) by touch-tone voting over the telephone, or (4) by voting via the internet.

   Any shareholder of the CitiSelect Portfolios giving a proxy has the power to revoke it by submitting a written notice of revocation to the CitiSelect Portfolios or by attending the Special Meeting and voting in person. Variable contract owners may revoke previously submitted voting instructions given to an insurance company at any time prior to the Special Meeting by submitting to the insurance company a written notice of revocation. All properly executed proxies and voting instruction forms received in time for the Special Meeting will be voted as specified in the proxy or voting instruction form or, if no specification is made, in favor of the proposals referred to in this Proxy Statement.

Quorum; Vote Required to Approve Proposal

    The holders of a majority of the outstanding shares of a CitiSelect Portfolio entitled to vote and present in person or by proxy shall constitute a quorum at any meeting of shareholders for the transaction of business by that Portfolio. A shareholder vote may be taken with respect to one or both CitiSelect Portfolios on some or all matters if a quorum is present and sufficient votes have been received for approval with respect to such CitiSelect Portfolio.

   If the necessary quorum to transact business or the vote required to approve the Plan with respect to either CitiSelect Portfolio is not obtained at the Special Meeting, the persons named as proxies may propose one or more adjournments of the Special Meeting in accordance with applicable law to permit further solicitation of proxies. Any such adjournment as to a matter will require the affirmative vote of the holders of a majority of the CitiSelect Portfolio's shares present in person or by proxy at the Special Meeting. The persons named as proxies will vote in favor of such adjournment those proxies that they are entitled to vote in favor of that proposal and will vote against any such adjournment those proxies to be voted against that proposal.

   For purposes of determining the presence of a quorum for transacting business at the Special Meeting, abstentions will be treated as shares that are present but that have not been voted.

   With respect to each CitiSelect Portfolio, the Plan must be approved by the vote of (a) 67% or more of the voting securities of the Portfolio present at the Special Meeting, if the holders of more than 50% of the outstanding voting securities of the CitiSelect Portfolio are present or represented by proxy; or
(b) more than 50% of the outstanding voting securities of the CitiSelect Portfolio, whichever is less. Abstentions will have the effect of a "no" vote on the proposal to approve the Plan. The Plan provides that in the event the Plan is approved with respect to one but not both of the CitiSelect Portfolios, the failure of one CitiSelect Portfolio to consummate the transactions contemplated by the Plan shall not affect the consummation or validity of the Plan with respect to the other CitiSelect Portfolio.

Outstanding Shareholders

    Holders of record of the shares of the CitiSelect Portfolios at the close of business on February 20, 2001 (the "Record Date"), as to any matter on which they are entitled to vote, will be entitled to one vote per share on all business of the Special Meeting. As of February 20, 2001, there were 793,815.293 outstanding shares of CitiSelect VIP Folio 400 Growth and 343,095.590 outstanding shares of CitiSelect VIP Folio 500 Growth Plus.

   All shares of the CitiSelect Portfolios and the Smith Barney Portfolio are owned of record by insurance company separate accounts for the benefit of variable contract owners. No variable contract owner had, as of February 20, 2001 and February 23, 2001, as applicable, voting authority over as much as 5% of any Portfolio's shares. The insurance company separate accounts that own shares of the Portfolios do not have an economic interest in the Portfolios.

   The table below shows the name, address and share ownership of each person known to the CitiSelect Portfolios to own 5% of more of the shares of the CitiSelect VIP Folio 400 Growth or CitiSelect VIP Folio 500 Growth Plus as of February 20, 2001. The table also indicates the percentage of the Smith Barney Portfolio's shares that would be owned by such persons upon consummation of the Reorganization on the basis of present holdings and commitments. The type of ownership of each person listed is record ownership.

                                                            Pro Forma
                                                           Percentage
                                              Percentage Ownership Post-
                  Name and Address            Ownership  Reorganization
                  ----------------            ---------- ---------------
        CitiSelect VIP Folio 400 Growth:

        Travelers Life & Annuity Co..........      19.6%            0.7%
        FBO CitiCorp Life Insurance Co.
        Attn: Shareholder Accounting
        One Tower Square, 6MS
        Hartford, CT 06183-0001

        Travelers Life & Annuity Co..........      80.4%            2.9%
        FBO First CitiCorp Life Insurance Co.
        Attn: Shareholder Accounting
        One Tower Square, 6MS
        Hartford, CT 06183-0001

        CitiSelect VIP Folio 500 Growth Plus:

        Travelers Life & Annuity Co..........      22.6%            0.3%
        FBO CitiCorp Life Insurance Co.
        Attn: Shareholder Accounting
        One Tower Square, 6MS
        Hartford, CT 06183-0001

        Travelers Life & Annuity Co..........      77.4%            1.0%
        FBO First CitiCorp Life Insurance Co.
        Attn: Shareholder Accounting
        One Tower Square, 6MS
        Hartford, CT 06183-0001

   The table below shows the name, address and share ownership of each person known to the Smith Barney Portfolio to own 5% or more of the shares of the Smith Barney Portfolio as of February 23, 2001. The table also indicates the percentage of the Smith Barney Portfolio's shares that would be owned by such persons upon consummation of the Reorganization on the basis of present holdings and commitments. The type of ownership of each person listed below is record ownership.

                                                        Pro Forma
                                                       Percentage
                                          Percentage Ownership Post-
            Name and Address              Ownership  Reorganization
            ----------------              ---------  --------------
Smith Barney Aggressive Growth Portfolio:

Travelers Life & Annuity Company.........      87.0%           82.3%
Attn: Shareholder Accounting, 6MS
One Tower Square
Hartford, CT 06183

Travelers Insurance Company..............      13.0%           12.3%
Attn: Shareholder Accounting, 6MS
One Tower Square
Hartford CT 06183

   Because all shares of the CitiSelect Portfolios are owned of record by insurance company separate accounts as of February 20, 2001, the officers and Trustees of VAP as a group owned none of the CitiSelect Portfolio's outstanding shares. Likewise, because all shares of the Smith Barney Portfolio are owned of record by insurance company separate accounts, as of February 23, 2001, the officers and Directors of the Travelers Fund as a group owned none of the Smith Barney Portfolio's outstanding shares.

                  ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

   As noted above, additional information about the CitiSelect Portfolios, the Smith Barney Portfolio and the Reorganization has been filed with the Securities and Exchange Commission and may be obtained without charge by writing or calling the CitiSelect Portfolios, 7 World Trade Center, New York, New York 10048, telephone number (800) 842-8573, or the Smith Barney Portfolio, 7 World Trade Center, New York, New York 10048, telephone number (800) 842-8573. Information included in this Proxy Statement/Prospectus concerning the CitiSelect Portfolios was provided by VAP, on behalf of the CitiSelect Portfolios, and information concerning the Smith Barney Portfolio was provided by the Travelers Fund, on behalf of the Smith Barney Portfolio.

   Each Portfolio files reports, proxy materials and other information about the applicable Portfolio with the Securities and Exchange Commission. Such reports, proxy material and other information can be inspected and copied at the Public Reference Room maintained by the Commission at 450 Fifth Street, N.W., Washington, D.C. 20549. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington D.C. 20549 at prescribed rates or without charge from the Commission at publicinfo@sec.gov.

                                 OTHER MATTERS

   No Trustee is aware of any matters that will be presented for action at the Special Meeting other than the matters set forth herein. Should any other matters requiring a vote of shareholders arise, the proxy in the accompanying form will confer upon the person or persons entitled to vote the shares represented by such proxy the discretionary authority to vote the shares as to any such other matters in accordance with their best judgment in the interest of the CitiSelect Portfolios.

Please complete, sign and return the enclosed proxy card(s) or voting instruction form(s) promptly. No postage is required if mailed in the United States. You may also cast your vote by telecopy, via the internet or by telephone.

                                                                       EXHIBIT A


                     AGREEMENT AND PLAN OF REORGANIZATION

   THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 16th day of March, 2001 between Variable Annuity Portfolios, a Massachusetts business trust with its principal place of business at 7 World Trade Center, New York, New York 10048 (the "Acquired Trust"), on behalf of its series CitiSelect VIP Folio 400 Growth and CitiSelect VIP Folio 500 Growth Plus (each an "Acquired Portfolio," and together, the "Acquired Portfolios"), and Travelers Series Fund Inc., a Maryland corporation with its principal place of business at 7 World Trade Center, New York, New York 10048 (the "Acquiring Corporation"), on behalf of its series Smith Barney Aggressive Growth Portfolio (the "Acquiring Portfolio," and together with the Acquired Portfolios, the "Portfolios"), and, solely for purposes of Sections 10.2 and 10.3 below, Citibank, N.A., a national banking association, and SSB Citi Fund Management LLC, a Delaware limited liability company.

   Pursuant to this Agreement the Acquired Trust, on behalf of the Acquired Portfolios, will transfer substantially all of the assets of the Acquired Portfolios to the Acquiring Corporation, on behalf of the Acquiring Portfolio, in exchange solely for shares ($0.00001 par value per share) of the Acquiring Portfolio (the "Acquiring Portfolio Shares") and the assumption by the Acquiring Corporation, on behalf of the Acquiring Portfolio, of all of the stated accrued or contingent liabilities of the Acquired Portfolios. The Acquired Portfolios will then distribute the Acquiring Portfolio Shares to the shareholders of the Acquired Portfolios as provided in Section 1.5 of this Agreement (each a ''Reorganization" and collectively, the "Reorganizations").

   NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. Transfer of Assets of Each Acquired Portfolio to the Acquiring Portfolio in Exchange for Acquiring Portfolio Shares, the Assumption of All Stated Accrued or Contingent Liabilities of the Acquired Portfolios and the Liquidation of the Acquired Portfolios

   1.1. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Trust, on behalf of the Acquired Portfolios, agrees to transfer to the Acquiring Portfolio substantially all of the Acquired Portfolios' assets as set forth in
Section 1.2, and the Acquiring Corporation, on behalf of the Acquiring Portfolio, agrees in exchange therefor (i) to deliver to the Acquired Portfolios that number of full and fractional Acquiring Portfolio Shares determined by dividing the value of the Acquired Portfolios' net assets, computed in the manner and as of the time and date set forth in Section 2.1, by the net asset value of one Acquiring Portfolio Share, computed in the manner and as of the time and date set forth in Section 2.2; and (ii) to assume all of the stated accrued or contingent liabilities of the Acquired Portfolios, as set forth in Section 1.3. Such transactions shall take place at the closing provided for in Section 3.1 (the "Closing").

   1.2. The assets of the Acquired Portfolios to be acquired by the Acquiring Portfolio (collectively, "Assets") shall consist of all property and assets of every kind and nature of the Acquired Portfolios, including, without limitation, all cash, cash equivalents, securities, commodities, futures, claims (whether absolute or contingent, known or unknown), receivables (including dividend, interest and other receivables), good will and other intangible property, any deferred or prepaid expenses, and all interests, rights, privileges and powers, other than cash in an amount necessary to pay dividends and distributions as provided in Section 1.4 hereof and the Acquired Portfolios' rights under this Agreement.

   1.3. The Acquiring Portfolio shall assume all stated accrued or contingent liabilities of each Acquired Portfolio, existing at the Valuation Time as defined in Section 2.1. Each Acquired Portfolio will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date as defined in Section 3.1, other than those liabilities and obligations which would otherwise be discharged at a later date in the ordinary course of business.

   1.4. On or as soon as practicable prior to the Closing Date, each of the Acquired Portfolios will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

   1.5. Immediately after the transfer of its assets provided for in Section 1.1, the Acquired Portfolios will distribute to their shareholders of record (the "Acquired Portfolio Shareholders"), determined as of the Valuation Time as defined in Section 2.1, on a pro rata basis, the Acquiring Portfolio Shares received by the Acquired Portfolios pursuant to Section 1.1 and will completely liquidate. Such distribution and liquidation will be accomplished by the transfer of the Acquiring Portfolio Shares then credited to the account of the Acquired Portfolios on the books of the Acquiring Portfolio to open accounts on the share records of the Acquiring Portfolio in the names of the Acquired Portfolio Shareholders. The aggregate net asset value of the Acquiring Portfolio Shares to be so credited to Acquired Portfolio Shareholders shall be equal to the aggregate net asset value of the shares of the Acquired Portfolios (the "Acquired Portfolio Shares") owned by such shareholders as of the Valuation Time. All issued and outstanding shares of the Acquired Portfolios will simultaneously be cancelled on the books of the Acquired Portfolios. The Acquiring Portfolio will not issue certificates representing Acquiring Portfolio Shares in connection with such exchange.

   1.6. Ownership of Acquiring Portfolio Shares will be shown on the Acquiring Portfolio's books. Shares of the Acquiring Portfolio will be issued in the manner described in the Acquiring Portfolio's then-current prospectus and statement of additional information.

   1.7. Any reporting responsibility of the Acquired Portfolios, including, without limitation, the responsibility for filing of regulatory reports, tax returns or other documents with the Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Portfolios.

   1.8. All books and records of the Acquired Portfolios, including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules and regulations thereunder, shall be available to the Acquiring Portfolio from and after the Closing Date and shall be turned over to the Acquiring Portfolio as soon as practicable following the Closing Date.

2. Valuation

   2.1. The value of the net assets of the Acquired Portfolios shall be computed as of the close of regular trading on the New York Stock Exchange, Inc. ("NYSE") on the Closing Date (such time and date also being hereinafter called the "Valuation Time"), after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures described in the Acquiring Portfolio's then-current prospectus and statement of additional information.

   2.2. The net asset value of an Acquiring Portfolio Share shall be the net asset value of a share of the Acquiring Portfolio computed as of the Valuation Time using the valuation procedures set forth in the Acquiring Portfolio's then-current prospectus and statement of additional information.

   2.3. The number of Acquiring Portfolio Shares to be issued (including fractional shares, if any) in exchange for the Assets of each Acquired Portfolio, less the value of the liabilities of that Acquired Portfolio assumed, shall be determined by dividing the value of the Assets of the Acquired Portfolio less the value of the liabilities of the Acquired Portfolio as determined in accordance with Section 2.1, by the net asset value of an Acquiring Portfolio Share determined in accordance with Section 2.2.

   2.4. All computations of value hereunder shall be made by or under the direction of each Portfolio's investment adviser in accordance with its regular practice and the requirements of the 1940 Act, and shall be subject to confirmation by each Portfolio's Board of Trustees or Board of Directors, as the case may be, and independent accountants.

3. Closing and Closing Date

   3.1. The Closing of each Reorganization contemplated by this Agreement shall be April 19, 2001, or such earlier or later date as the parties may agree in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously as of 4:00 p.m., Eastern time, on the Closing Date, unless otherwise agreed to by the parties. The Closing shall be held at the offices of Bingham Dana LLP, 399 Park Avenue, New York, New York, or at such other place and time as the parties may agree.

   3.2. The Acquired Trust shall furnish to the Acquiring Corporation a statement of each Acquired Portfolio's net assets, together with a list of portfolio holdings with values as determined in Section 2.1, all as of the Valuation Time, certified by the Acquired Trust's President (or any Vice President) and Treasurer (or any Assistant Treasurer).

   3.3. The Acquired Trust shall deliver at the Closing a certificate of an authorized officer of the Acquired Trust certifying that the Acquired Trust has instructed State Street Bank and Trust Company ("State Street"), as custodian for the Acquired Portfolios, to deliver the Assets of the Acquired Portfolios to PNC Bank National Association ("PNC Bank"), custodian for the Acquiring Portfolio, prior to or on the Closing Date. The portfolio securities of the Acquired Portfolios represented by a certificate or other written instrument shall be presented by State Street to PNC Bank for examination no later than five business days preceding the Closing Date and transferred and delivered by the Acquired Portfolios as of the Closing Date for the account of the Acquiring Portfolio duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Acquired Portfolios' securities and instruments deposited with a securities depository, as defined in Rule 17f-4 under the 1940 Act, shall be delivered as of the Closing Date by book entry in accordance with the customary practices of such depositories and State Street. The cash to be transferred by the Acquired Portfolios shall be delivered by wire transfer of federal funds on the Closing Date.

   3.4. The Acquired Trust shall instruct Citi Fiduciary Trust Company, as transfer agent of the Acquired Portfolios, to deliver at the Closing its records containing the names and addresses of the Acquired Portfolio Shareholders and the number and percentage ownership (to three decimal places) of outstanding Acquired Portfolio Shares owned by each such shareholder immediately prior to the Closing. The Acquiring Portfolio shall issue and deliver a confirmation evidencing the Acquiring Portfolio Shares to be credited on the Closing Date to the Acquired Portfolios or provide evidence satisfactory to the Acquired Portfolios that such Acquiring Portfolio Shares have been credited to the Acquired Portfolios' accounts on the books of the Acquiring Portfolio.

   3.5. In the event that immediately prior to the Valuation Time (a) the NYSE or another primary trading market for portfolio securities of the Acquiring Portfolio or the Acquired Portfolios shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Acquired Trust or the Board of Directors of the Acquiring Corporation, accurate appraisal of the value of the net assets with respect to the Acquiring Portfolio Shares or the Acquired Portfolio Shares is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

   3.6. At the Closing, each party shall deliver to the other such bills of sale, checks, assumption agreements, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request to effect the transactions contemplated by this Agreement.

4. Representations and Warranties

   4.1. The Acquired Trust, on behalf of itself and each Acquired Portfolio, represents and warrants to the Acquiring Corporation and the Acquiring Portfolio as follows:

      (a) The Acquired Trust is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts with power under its Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted. Each Acquired Portfolio has been duly established as a series of the Acquired Trust.

      (b) The Acquired Trust is registered with the Commission as an open-end management investment company under the 1940 Act, and such registration is in full force and effect.

      (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Trust, on behalf of the Acquired Portfolios, of the transactions contemplated herein, except such as may be required under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934 (the "1934 Act"), the 1940 Act, and state securities laws.

      (d) The Acquired Portfolios are not, and the execution, delivery and performance of this Agreement by the Acquired Trust on behalf of the Acquired Portfolios will not result, in violation of Massachusetts law or of the Acquired Trust's Declaration of Trust or By-Laws, or of any material agreement, indenture, instrument, contract, lease or other undertaking known to counsel to which either Acquired Portfolio is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquired Trust on behalf of the Acquired Portfolios will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which either Acquired Portfolio is a party or by which it is bound.

      (e) To the Acquired Trust's knowledge, there is no material litigation or administrative proceeding or investigation of or before any court or governmental body presently pending or threatened against either Acquired Portfolio or any properties or assets held by it. The Acquired Trust knows of no facts which might form the basis for the institution of such proceedings or which would materially and adversely affect its business or the business of the Acquired Portfolios, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its or the Acquired Portfolios' business or its or the Acquired Portfolios' ability to consummate the transactions herein contemplated.

      (f) The financial statements of the Acquired Portfolios at and for the year ended December 31, 2000 have been audited by PricewaterhouseCoopers LLP, independent certified public accountants, and are in accordance with generally accepted accounting principles ("GAAP") consistently applied. All of such statements (copies of which have been furnished to the Acquiring Portfolio) present fairly, in all material respects, the financial position, results of operations, changes in net assets and financial highlights of the Acquired Portfolios as of the dates thereof in accordance with GAAP, and there are no known contingent liabilities of either Acquired Portfolio required to be reflected on a statement of assets and liabilities (including the notes thereto) in accordance with GAAP as of such dates not disclosed therein.

      (g) Since December 31, 2000, there has not been any material adverse change in either Acquired Portfolio's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by either Acquired Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by the Acquiring Portfolio. For purposes of this subsection (g), a decline in net asset value per share of an Acquired Portfolio due to declines in market values of securities in the Acquired Portfolio's portfolio, the discharge of Acquired Portfolio liabilities, or the redemption of Acquired Portfolio Shares by Acquired Portfolio Shareholders shall not constitute a material adverse change.

      (h) At the date hereof and at the Closing Date, all federal and other tax returns and reports of the Acquired Portfolios required by law to have been filed by such dates (including any extensions) have or shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and, to the best of the Acquired Trust's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns.

      (i) For each taxable year of its operation (including the tax year ending on the Closing Date), each Acquired Portfolio has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, and has been eligible to and has computed its federal income tax under Section 852 of the Code. At Closing, each Acquired Portfolio will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued up to the Closing Date.

      (j) All issued and outstanding shares of the Acquired Portfolios (i) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws, (ii) are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and (iii) will be held at the time of the Closing by the persons and in the amounts set forth in the records of the Acquired Portfolios' transfer agent, as provided in Section 3.4. There are no outstanding options, warrants or other rights to subscribe for or purchase any Acquired Portfolio Shares, nor is there outstanding any security convertible into any Acquired Portfolio Share.

      (k) At the Closing Date, the Acquired Trust, on behalf of each Acquired Portfolio, will have good and marketable title to such Acquired Portfolio's Assets and full right, power and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquiring Corporation, on behalf of the Acquiring Portfolio, has received notice at or prior to the Closing, and upon delivery and payment for such Assets, the Acquiring Portfolio will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, except those restrictions as to which the Acquiring Portfolio has received notice and necessary documentation at or prior to the Closing.

      (l) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Trustees of the Acquired Trust, and, subject to the approval of the shareholders of the Acquired Portfolios, this Agreement constitutes a valid and binding obligation of the

   Acquired Trust, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general principles of equity.

      (m) The information to be furnished by the Acquired Trust for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary or appropriate in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto.

      (n) The current combined prospectus and statement of additional information of the Acquired Portfolios conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

      (o) The combined proxy statement of the Acquired Portfolios to be included in the Registration Statement referred to in Section 5.6 (the "Proxy Statement"), insofar as it relates to the Acquired Portfolios, will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements are made, not materially misleading; provided, however, that the representations and warranties in this section shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by the Acquiring Corporation for use therein.

   4.2. The Acquiring Corporation, on behalf of itself and the Acquiring Portfolio, represents and warrants to the Acquired Trust and the Acquired Portfolios as follows:

      (a) The Acquiring Corporation is a corporation duly organized and validly existing under the laws of the State of Maryland with power under its Articles of Incorporation to own all of its properties and assets and to carry on its business as it is now being conducted. The Acquiring Portfolio has been duly established as a series of the Acquiring Corporation.

      (b) The Acquiring Corporation is registered with the Commission as an open-end management investment company under the 1940 Act, and such registration is in full force and effect.

      (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Corporation, on behalf of the Acquiring Portfolio, of the transactions contemplated herein, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, and state securities laws.

      (d) The Acquiring Portfolio is not, and the execution, delivery and performance of this Agreement by the Acquiring Corporation on behalf of the Acquiring Portfolio will not result, in violation of Maryland law or of the Acquiring Corporation's Articles of Incorporation or By-Laws, or of any material agreement, indenture, instrument, contract, lease or other undertaking known to counsel to which the Acquiring Portfolio is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquiring Corporation on behalf of the Acquiring Portfolio will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Portfolio is a party or by which it is bound.

      (e) To the Acquiring Corporation's knowledge, there is no material litigation or administrative proceeding or investigation of or before any court or governmental body presently pending or threatened against the Acquiring Portfolio or any properties or assets held by it. The Acquiring Corporation knows of no facts which might form the basis for the institution of such proceedings or which would materially and adversely affect its business or the business of the Acquiring Portfolio, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its or the Acquiring Portfolio's business or its or the Acquiring Portfolio's ability to consummate the transactions herein contemplated.

      (f) The financial statements of the Acquiring Portfolio at and for the year ended October 31, 2000 have been audited by KPMG LLP, independent certified public accountants, and are in accordance with GAAP consistently applied. All such statements (copies of which have been furnished to the Acquired Portfolios) present fairly, in all material respects, the financial position, results of operations, changes in net assets and financial highlights of the Acquiring Portfolio as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Portfolio required to be reflected on a statement of assets and liabilities (including the notes thereto) in accordance with GAAP as of such date not disclosed therein.

      (g) Since October 31, 2000, there has not been any material adverse change in the Acquiring Portfolio's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by the Acquired Portfolios. For purposes of this subsection (g), a decline in net asset value per share of the Acquiring Portfolio due to declines in market values of securities in the portfolio of the Acquiring Portfolio, the discharge of Acquiring Portfolio liabilities, or the redemption of Acquiring Portfolio Shares by Acquiring Portfolio shareholders shall not constitute a material adverse change.

      (h) At the date hereof and at the Closing Date, all federal and other tax returns and reports of the Acquiring Portfolio required by law to have been filed by such dates (including any extensions) have or shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and, to the best of the Acquiring Corporation's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns.

      (i) For each taxable year of its operation, the Acquiring Portfolio has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and intends to do so for the taxable year including the Closing Date.

      (j) All issued and outstanding shares of the Acquiring Portfolio (i) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws, and (ii) are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. There are no outstanding options, warrants or other rights to subscribe for or purchase any Acquiring Portfolio Shares, nor is there outstanding any security convertible into any Acquiring Portfolio Share. The Acquiring Portfolio Shares to be issued and delivered to the Acquired Portfolios for the account of the Acquired Portfolio Shareholders pursuant to the terms of this Agreement, at the Closing Date, will have been duly authorized and, when so issued and delivered, will be duly and validly issued and outstanding Acquiring Portfolio Shares, and will be fully paid and non-assessable.

      (k) At the Closing Date, the Acquiring Corporation, on behalf of the Acquiring Portfolio, will have good and marketable title to the Acquiring Portfolio's assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquired Trust, on behalf of the Acquired Portfolios, has received notice at or prior to the Closing.

      (l) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Trustees of the Acquiring Corporation, and this Agreement constitutes a valid and binding obligation of the Acquiring Corporation, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general principles of equity.

      (m) The information to be furnished by the Acquiring Corporation for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary or appropriate in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto.

      (n) The current prospectus and statement of additional information of the Acquiring Portfolio conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

      (o) The Proxy Statement, insofar as it relates to the Acquiring Portfolio, and the Registration Statement will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading; provided, however, that the representations and warranties in this section shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by the Acquired Trust for use therein.

5. Covenants

   5.1. Each Portfolio covenants to operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that (a) such ordinary course of business will include (i) the declaration and payment of customary dividends and other distributions and (ii) such changes as are contemplated by the Portfolio's normal operations; and (b) each Portfolio shall retain exclusive control of the composition of its portfolio until the Closing Date.

   5.2. Upon reasonable notice, the Acquiring Portfolio's officers and agents shall have reasonable access to the Acquired Portfolios' books and records necessary to maintain current knowledge of the Acquired Portfolios and to ensure that the representations and warranties made by the Acquired Portfolios are accurate.

   5.3. The Acquired Trust and the Acquired Portfolios covenant to call a meeting of the shareholders of the Acquired Portfolios to consider and act upon this Agreement and to take all other reasonable action necessary to obtain approval of the transactions contemplated herein. Such meeting shall be scheduled for no later than April 18, 2001 (or such other date as the parties may agree to in writing).

   5.4. The Acquired Trust and the Acquired Portfolios covenant that the Acquiring Portfolio Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

   5.5. Subject to the provisions of this Agreement, the parties hereto will each take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper, and/or advisable to consummate and make effective the transactions contemplated by this Agreement.

   5.6. The Acquiring Corporation will file a Registration Statement on Form N-14 (the "Registration Statement") under the 1933 Act, and the Acquired Trust will file the Proxy Statement contained therein, in connection with the meeting of shareholders of the Acquired Portfolios to consider approval of this Agreement and the transactions contemplated herein, with the Commission as promptly as practicable. The Acquired Trust and the Acquired Portfolios will provide the Acquiring Corporation with information relating to it that is required by the 1933 Act, the 1934 Act and the 1940 Act to be included in the Registration Statement, including the Proxy Statement.

   5.7. The Acquired Trust and each Acquired Portfolio covenants that it will, from time to time, as and when reasonably requested by the Acquiring Corporation, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action, as the Acquiring Corporation may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Corporation's title to and possession of the Assets and otherwise to carry out the intent and purpose of this Agreement.

   5.8. Each of the Acquiring Corporation and the Acquiring Portfolio covenants that it will, from time to time, as and when reasonably requested by the Acquired Trust, execute and deliver or cause to be executed and delivered all such assignments, assumption agreements, releases and other instruments, and will take or cause to be taken such further action, as the Acquired Trust may reasonably deem necessary or desirable in order to (i) vest and confirm the Acquired Trust's title to and possession of all Acquiring Portfolio Shares to be transferred to the Acquired Portfolios pursuant to this Agreement and (ii) assume the stated accrued or contingent liabilities of the Acquired Portfolios.

   5.9. The Acquired Trust, the Acquiring Corporation and each Portfolio covenant to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities laws as it deems appropriate in order to consummate the transactions contemplated herein and, in the case of the Acquiring Portfolio, to continue its operations after the Closing Date.

   5.10. As soon as reasonably practicable after the Closing, each Acquired Portfolio shall make a liquidating distribution to its shareholders consisting of the Acquiring Portfolio Shares received at the Closing.

   5.11. Each of the Acquiring Portfolio and the Acquired Portfolios shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

6. Conditions Precedent to Obligations of the Acquired Trust

   The obligations of the Acquired Trust and the Acquired Portfolios to consummate the transactions provided for herein shall be subject, at the Acquired Trust's election, to the performance by the Acquiring Corporation and the Acquiring Portfolio of all the obligations to be performed by them hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

   6.1. All representations and warranties of the Acquiring Corporation, on behalf of itself and the Acquiring Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date; and there shall be (i) no pending or threatened litigation brought by any person against the Acquiring Corporation or the Acquiring Portfolio, the Acquired Trust or the Acquired Portfolios, or the advisers, trustees or officers of any of the foregoing, arising out of this Agreement and
(ii) no facts known to the Acquired Trust or the Acquired Portfolios, or the Acquiring Corporation or the Acquiring Portfolio, which any of such persons reasonably believes might result in such litigation.

   6.2. The Acquiring Corporation shall have delivered to the Acquired Trust on the Closing Date a certificate executed in its name by its President or a Vice President, in a form reasonably satisfactory to the Acquired Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Corporation and the Acquiring Portfolio made in this Agreement are true and correct on and as of the Closing Date and as to such other matters as the Acquired Trust shall reasonably request.

   6.3. The Acquired Trust shall have received on the Closing Date an opinion of Sullivan & Cromwell, in a form reasonably satisfactory to the Acquired Trust, and dated as of the Closing Date, to the effect that:

      (a) the Acquiring Corporation has been organized as a corporation, and is existing under the laws of the State of Maryland, and the Acquiring Portfolio has been duly designated as a series of the Acquiring Corporation;

      (b) the Acquiring Corporation is an open-end investment company registered under the 1940 Act;

      (c) the Acquiring Corporation, with respect to the Acquiring Portfolio, has the corporate power as a Maryland corporation to carry on its business as presently conducted in accordance with the description thereof in the Acquiring Corporation's registration statement under the 1940 Act;

      (d) the Agreement has been duly authorized, executed and delivered by the Acquiring Corporation, and assuming due authorization, execution and delivery by the Acquired Trust, on behalf of the Acquired Portfolios, constitutes a valid and legally binding obligation of the Acquiring Corporation, with respect to the Acquiring Portfolio, enforceable in accordance with its terms against the assets of the Acquiring Portfolio, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws of general application relating to or affecting creditors' rights and to general equity principals;

      (e) the execution and delivery of the Agreement did not, and the exchange of the Acquired Portfolios' assets for Acquiring Portfolio Shares pursuant to the Agreement and subject to receipt by the Acquiring Corporation, on behalf of the Acquiring Portfolio, of consideration equal to the net asset value (but in no event less than the par value thereof) of the Acquiring Portfolios' shares, will not, violate the Acquiring Corporation's Articles of Incorporation or By-laws; and

      (f) to the knowledge of such counsel, all regulatory consents, authorizations, approvals or filings required to be obtained or made by the Acquiring Corporation under the Federal laws of the United States or the laws of the State of Maryland for the exchange of the Acquired Portfolios' assets for Acquiring Portfolio Shares pursuant to the Agreement have been obtained or made.

Such opinion may state that it is solely for the benefit of the Acquired Trust, its Trustees and its officers, and counsel may rely as to matters governed by the laws of the State of Maryland on an opinion of Maryland counsel. Such opinion also shall include such other matters incident to the transaction contemplated hereby as the Acquired Trust may reasonably request.

   6.4. The Acquiring Corporation and the Acquiring Portfolio shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by them on or before the Closing Date.

   6.5. The Acquiring Corporation, on behalf of the Acquiring Portfolio, shall have executed and delivered an assumption agreement in form reasonably satisfactory to the Acquired Trust pursuant to which the Acquiring Corporation, on behalf of the Acquiring Portfolio, will assume all of the stated accrued or contingent liabilities of the Acquired Portfolios existing at the Valuation Time.

   6.6. An endorsement to the Acquired Trust's existing errors and omissions and directors and officers liability insurance policy, or other evidence of insurance, satisfactory in all respects to the Acquired Trust's Board of Trustees shall have been obtained at no cost to the Acquired Trust or the Acquired Portfolios and shall be in full force and effect.

7. Conditions Precedent to Obligations of the Acquiring Corporation

   The obligations of the Acquiring Corporation and the Acquiring Portfolio to consummate the transactions provided for herein shall be subject, at the Acquiring Corporation's election, to the performance by the Acquired Trust and the Acquired Portfolios of all of the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

   7.1. All representations and warranties of the Acquired Trust, on behalf of itself and the Acquired Portfolios, contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date; and there shall be (i) no pending or threatened litigation brought by any person against the Acquired Trust or the Acquired Portfolios, the Acquiring Corporation or the Acquiring Portfolio or the advisers, trustees or officers of any of the foregoing, arising out of this Agreement and (ii) no facts known to the Acquiring Corporation or the Acquiring Portfolio, or the Acquired Trust or the Acquired Portfolios, which any of such persons reasonably believes might result in such litigation.

   7.2. The Acquired Trust shall have delivered to the Acquiring Corporation the statements of net assets described in Section 3.2.

   7.3. The Acquired Trust shall have delivered to the Acquiring Corporation on the Closing Date a certificate executed in its name by its President or a Vice President, in a form reasonably satisfactory to the Acquiring Corporation and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Trust and the Acquired Portfolios made in this Agreement are true and correct on and as of the Closing Date and as to such other matters as the Acquiring Corporation shall reasonably request.

   7.4. The Acquiring Corporation shall have received on the Closing Date an opinion of Bingham Dana LLP, in a form reasonably satisfactory to the Acquiring Corporation, and dated as of the Closing Date, to the effect that:

      (a) the Acquired Trust has been established as a voluntary association with transferable shares of beneficial interest commonly referred to as a Massachusetts business trust, and is existing under the laws of the Commonwealth of Massachusetts, and each Acquired Portfolio has been duly designated as a series of the Acquired Trust;

      (b) the Acquired Trust is an open-end investment company registered under the 1940 Act;

      (c) the Acquired Trust, with respect to the Acquired Portfolios, has the power as a Massachusetts business trust to carry on their business as presently conducted in accordance with the description thereof in the Acquired Trust's registration statement under the 1940 Act;

      (d) the Agreement has been duly authorized, executed and delivered by the Acquired Trust, and assuming due authorization, execution and delivery by the Acquiring Corporation, on behalf of the Acquiring Portfolio, constitutes a valid and legally binding obligation of the Acquired Trust with respect to the Acquired Portfolios, enforceable in accordance with its terms, subject to bankruptcy, insolvency, fraudulent conveyance, reorganization, moratorium, marshalling, or other laws and rules of law affecting the enforcement generally of creditors' rights and remedies (including such as may deny giving effect to waivers debtors' or guarantors' rights), and considerations of public policy;

      (e) the execution and delivery of the Agreement did not, and the exchange of the Acquired Portfolios' assets for Acquiring Portfolio Shares pursuant to the Agreement, will not, violate the Acquired Trust's Declaration of Trust or By-laws; and

      (f) to the knowledge of such counsel, all regulatory consents, authorizations, approvals or filings required to be obtained or made by the Acquired Trust under the Federal laws of the United States or the laws of the Commonwealth of Massachusetts for the exchange of the Acquired Portfolios' assets for Acquiring Portfolio Shares pursuant to the Agreement have been obtained or made.

Such opinion may state that it is solely for the benefit of the Acquiring Corporation, its Directors and its officers. Such opinion also shall include such other matters incident to the transaction contemplated hereby as the Acquiring Corporation may reasonably request.

   7.5. The Acquired Trust and the Acquired Portfolios shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by them on or before the Closing Date.

8. Further Conditions Precedent

   If any of the conditions set forth below have not been met on or before the Closing Date with respect to an Acquired Portfolio or the Acquiring Portfolio, the other party to this Agreement shall, at its option, not be required to consummate the applicable Reorganization of the Portfolios contemplated by this Agreement. Neither Reorganization is contingent upon the closing of the other Reorganization, and the failure to be consummated of one Reorganization shall not, without more, excuse the consummation of the other Reorganization.

   8.1. This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of each Acquired Portfolio in accordance with the provisions of the Acquired Trust's Declaration of Trust and By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Portfolio. Notwithstanding anything herein to the contrary, neither party may waive the condition set forth in this
Section 8.1.

   8.2. On the Closing Date, no action, suit or other proceeding shall be pending or to either party's knowledge threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain material damages or other relief in connection with, this Agreement or the transactions contemplated herein.

   8.3. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Acquiring Corporation and the Acquiring Portfolio or the Acquired Trust and the Acquired Portfolios to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Portfolio or the Acquired Portfolios.

   8.4. The Registration Statement shall have become effective under the 1933 Act and applicable Blue Sky provisions, and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

   8.5. The parties shall have received an opinion of Bingham Dana LLP addressed to the Acquired Trust, the Acquired Portfolios, the Acquiring Corporation and the Acquiring Portfolio with respect to the federal income tax consequences of the Reorganizations which is consistent with the disclosure regarding such matters set forth in the Registration Statement. The delivery of such opinion is conditioned upon receipt by Bingham Dana LLP of representations it shall request of each Portfolio.

9. Indemnification

   9.1. The Acquiring Corporation agrees to indemnify and hold harmless the Acquired Trust, its Trustees and its officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which any such indemnified party may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Corporation or the Acquiring Portfolio of any of its representations, warranties, covenants or agreements set forth in this Agreement.

   9.2. The Acquired Trust agrees to indemnify and hold harmless the Acquiring Corporation, its Directors and its officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which any such indemnified party may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquired Trust or either of the Acquired Portfolios of any of its representations, warranties, covenants or agreements set forth in this Agreement.

10. Fees and Expenses

   10.1. The Acquiring Corporation and the Acquired Trust each represents and warrants to the other that it has no obligations to pay any brokers or finders fees in connection with the transactions provided for herein.

   10.2. Expenses of each Reorganization will be borne equally by Citibank, N.A. and SSB Citi Fund Management LLC.

   10.3 Any liability of an Acquired Portfolio, other than stated liabilities assumed by the Acquiring Corporation, shall be assumed by Citibank, N.A. or an affiliate.

11. Entire Agreement; Survival of Warranties

   11.1. The parties agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

   11.2 Except as specified in the next sentence set forth in this Section 11.2, the representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

   The covenants to be performed after the Closing and the obligations of each of the Acquired Trust, on behalf of each of the Acquired Portfolios, and the Acquiring Corporation, on behalf of the Acquiring Portfolio, in Sections 9.1,
9.2 and 10.3 shall survive the Closing.

12. Termination

   This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties, (ii) by either party if the Closing shall not have occurred on or before June 30, 2001, unless such date is extended by mutual agreement of the parties, or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

13. Amendments

   This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Acquired Trust and the Acquiring Corporation; provided, however, that following the meeting of shareholders of the Acquired Portfolios called by the Acquired Portfolios pursuant to Section 5.3 of this Agreement, no such amendment may have the effect of reducing the number of the Acquiring Portfolio Shares to be issued to the shareholders of either Acquired Portfolio under this Agreement to the detriment of such shareholders without their further approval.

14. Notices

   Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by Federal Express or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to the Acquired Trust or the Acquired Portfolios, c/o Variable Annuity Portfolios, 7 World Trade Center, New York, New York 10048, with a copy to Roger P. Joseph, Esq., Bingham Dana LLP, 150 Federal Street, Boston, MA 02110, or to the Acquiring Corporation or the Acquiring Portfolio, c/o Travelers Series Fund Inc., 7 World Trade Center, New York, New York 10048, with a copy to John E. Baumgardner, Jr., Esq., Sullivan & Cromwell, 125 Broad Street, New York, New York 10004, or to any other address that the Acquired Trust or the Acquiring Corporation shall have last designated by notice to the other party.

15. Headings; Counterparts; Assignment; Limitation of Liability

   15.1. The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

   15.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

   15.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation (including the shareholders of any Portfolio) any rights or remedies under or by reason of this Agreement, other than the parties hereto and their successor and permitted assigns. Nothing in this section is intended to limit the rights of shareholders of the Acquired Trust to maintain derivative actions with respect to this Agreement, subject to and in accordance with applicable law.

   15.4. This Agreement shall be governed by, and construed and enforced in accordance with, the laws of the State of New York, without regard to its principles of conflicts of laws.

   15.5. The Acquired Trust is a business trust organized under Massachusetts law and under a Declaration of Trust, to which reference is hereby made and a copy of which, with amendments, is on file with the Secretary of the Commonwealth of Massachusetts and elsewhere as required by law. It is expressly acknowledged and agreed that the obligations of the Acquired Trust entered into in the name or on behalf of the Acquired Trust by any of its Trustees, officers, employees or agents are not made individually, but in such capacities, that the Acquired Trust's obligations under this Agreement bind only that portion of the trust estate consisting of assets of the applicable Acquired Portfolio and not any Trustee, officer, employee, agent or shareholder individually, and that any liability of the Acquired Trust under this Agreement or in connection with the transactions contemplated herein shall be discharged only out of the assets of the applicable Acquired Portfolio.

                              [Signatures follow]

   IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President and attested by its Secretary or Assistant Secretary.

Attest:                                           VARIABLE ANNUITY PORTFOLIOS
                                                  on behalf of CitiSelect VIP Folio 400 Growth
                                                  and CitiSelect VIP Folio 500 Growth Plus

                                                  By: /S/ ROBERT I. FRENKEL
                                                  -----------------------------------------------------
                                                     Name: Robert I. Frenkel

Attest:                                           TRAVELERS SERIES FUND INC.
                                                  on behalf of Smith Barney Aggressive Growth Portfolio

                                                  By: /S/ CHRISTINA T. SYDOR
                                                  -----------------------------------------------------
                                                     Name: Christina T. Sydor

Solely for purposes of Sections 10.2 and 10.3, as applicable:

CITIBANK, N.A.

By: /S/ ROBERT I. FRENKEL
-------------------------------------------------
   Name: Robert I. Frenkel

SSB CITI FUND MANAGEMENT LLC

By: /S/ CHRISTINA T. SYDOR
-------------------------------------------------
   Name: Christina T. Sydor

                      Statement of Additional Information
                      filed pursuant to Rule 497(g), File
                          Nos. 333-55938 and 811-8372

                                    PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                      RELATING TO THE ACQUISITION BY THE
                   SMITH BARNEY AGGRESSIVE GROWTH PORTFOLIO
                        (THE "SMITH BARNEY PORTFOLIO"),
                    A SERIES OF TRAVELERS SERIES FUND INC.
                            (THE "TRAVELERS FUND")

                             7 World Trade Center
                           New York, New York 10048
                                (800) 842-8573

                               OF THE ASSETS OF
                      CITISELECT VIP FOLIO 400 GROWTH and
      CITISELECT VIP FOLIO 500 GROWTH PLUS (THE "CITISELECT PORTFOLIOS"),
                 SERIES OF VARIABLE ANNUITY PORTFOLIOS ("VAP")

                             7 World Trade Center
                           New York, New York 10048
                                (800) 842-8573

                             Dated: March 22, 2001

   This Statement of Additional Information is not a prospectus. A Proxy Statement/Prospectus, dated March 22, 2001, relating to the above-referenced matter may be obtained without charge by calling or writing the Smith Barney Portfolio at the telephone number or address set forth above. This Statement of Additional Information should be read in conjunction with the Proxy Statement/Prospectus. Each of the following documents accompanies this Statement of Additional Information and is incorporated herein by reference:

    1. Prospectus and Statement of Additional Information for the Smith Barney Portfolio, dated February 28, 2001.

    2. Prospectus and Statement of Additional Information for the CitiSelect Portfolios, dated May 1, 2000.

    3. Annual Report of the Smith Barney Portfolio for the year ended October 31, 2000.

    4. Annual Report of the CitiSelect Portfolios for the year ended December 31, 2000.

                               TABLE OF CONTENTS

                    Page
                    ----
General Information

                              GENERAL INFORMATION

   This Statement of Additional Information relates to the proposed transfer of substantially all of the assets and liabilities of the CitiSelect Portfolios to the Smith Barney Portfolio, in exchange for shares of the Smith Barney Portfolio (the "Reorganization"). The shares issued by the Smith Barney Portfolio will have an aggregate net asset value equal to the aggregate net asset value of the shares of the CitiSelect Portfolios that were outstanding immediately before the effective time of the Reorganization.

   After the transfer of substantially all of its assets and liabilities in exchange for the Smith Barney Portfolio shares, the CitiSelect Portfolios will distribute such shares to their shareholders in liquidation of the CitiSelect Portfolios. Each shareholder owning shares of the CitiSelect Portfolios at the effective time of the Reorganization will receive shares of the Smith Barney Portfolio of equal value, and will receive any unpaid dividends or distributions that were declared before the effective time of the Reorganization on shares of the CitiSelect Portfolios. The Smith Barney Portfolio will establish an account for each former shareholder of the CitiSelect Portfolios reflecting the appropriate number of shares of the Smith Barney Portfolio distributed to such shareholder. These accounts will be substantially identical to the accounts maintained by the CitiSelect Portfolios for each shareholder. Upon completion of the Reorganization with respect to the CitiSelect Portfolios, all outstanding shares of the CitiSelect Portfolios will have been redeemed and cancelled in exchange for shares distributed by the Smith Barney Portfolio, and the CitiSelect Portfolios will wind up its affairs and be terminated as a series of VAP under Massachusetts law.

   Because the net asset value of the CitiSelect Portfolios is less than ten percent of the Smith Barney Portfolio's value, pro forma financial statements are not required to be and have not been prepared for inclusion in this Statement of Additional Information.

   For further information about the transaction, see the Proxy
Statement/Prospectus.